UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07986
The Alger Institutional Funds
(Exact name of registrant as specified in charter)

100 Pearl Street, New York, New York 10004
Registrant's telephone number, including area code:
212-806-8800
Date of fiscal year end:
10/31
Date of reporting period:
April 30, 2025

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual  report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Alger Capital Appreciation Institutional Fund
Class I / ALARX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Capital Appreciation Institutional Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Institutional Fund (Class I / ALARX)	$62	1.26%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Capital Appreciation Institutional Fund Class I returned -0.71% for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Natera, Inc., Spotify Technology SA, and GFL Environmental Inc were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Meta Platforms Inc, Taiwan Semiconductor Manufacturing Co., Ltd., and United Airlines Holdings, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Capital Appreciation Institutional Fund Class I	20.60%	14.80%	13.63%
Russell 1000 Growth Index	14.53%	17.23%	15.27%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$2,005,849,196
Total number of portfolio holdings[1]	75
Portfolio turnover rate	44.37%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	17.0%
Consumer Discretionary	13.3%
Energy	0.2%
Financials	5.8%
Health Care	6.7%
Industrials	6.7%
Information Technology	46.7%
Materials	0.1%
Utilities	3.6%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Capital Appreciation Institutional Fund
Alger Capital Appreciation Institutional Fund
Class R / ACARX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Capital Appreciation Institutional Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Institutional Fund (Class R / ACARX)	$84	1.70%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Capital Appreciation Institutional Fund Class R returned -0.93% for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Natera, Inc., Spotify Technology SA, and GFL Environmental Inc were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Meta Platforms Inc, Taiwan Semiconductor Manufacturing Co., Ltd., and United Airlines Holdings, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class R shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Capital Appreciation Institutional Fund Class R	20.07%	14.30%	13.12%
Russell 1000 Growth Index	14.53%	17.23%	15.27%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$2,005,849,196
Total number of portfolio holdings[1]	75
Portfolio turnover rate	44.37%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	17.0%
Consumer Discretionary	13.3%
Energy	0.2%
Financials	5.8%
Health Care	6.7%
Industrials	6.7%
Information Technology	46.7%
Materials	0.1%
Utilities	3.6%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Capital Appreciation Institutional Fund
Alger Capital Appreciation Institutional Fund
Class Y / ACAYX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Capital Appreciation Institutional Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Institutional Fund (Class Y / ACAYX)	$44	0.88%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Capital Appreciation Institutional Fund Class Y returned -0.52% for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Natera, Inc., Spotify Technology SA, and GFL Environmental Inc were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Meta Platforms Inc, Taiwan Semiconductor Manufacturing Co., Ltd., and United Airlines Holdings, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	Since Inception 2/28/17
Alger Capital Appreciation Institutional Fund Class Y	21.07%	15.25%	15.80%
Russell 1000 Growth Index	14.53%	17.23%	16.77%
S&P 500 Index	12.10%	15.61%	12.97%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$2,005,849,196
Total number of portfolio holdings[1]	75
Portfolio turnover rate	44.37%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	17.0%
Consumer Discretionary	13.3%
Energy	0.2%
Financials	5.8%
Health Care	6.7%
Industrials	6.7%
Information Technology	46.7%
Materials	0.1%
Utilities	3.6%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Capital Appreciation Institutional Fund
Alger Capital Appreciation Institutional Fund
Class Z-2 / ACIZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Capital Appreciation Institutional Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Institutional Fund (Class Z-2 / ACIZX)	$45	0.90%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Capital Appreciation Institutional Fund Class Z-2 returned -0.52% for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Natera, Inc., Spotify Technology SA, and GFL Environmental Inc were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Meta Platforms Inc, Taiwan Semiconductor Manufacturing Co., Ltd., and United Airlines Holdings, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Z-2 shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	Since Inception 10/14/16
Alger Capital Appreciation Institutional Fund Class Z-2	21.01%	15.19%	16.16%
Russell 1000 Growth Index	14.53%	17.23%	17.37%
S&P 500 Index	12.10%	15.61%	13.84%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$2,005,849,196
Total number of portfolio holdings[1]	75
Portfolio turnover rate	44.37%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	17.0%
Consumer Discretionary	13.3%
Energy	0.2%
Financials	5.8%
Health Care	6.7%
Industrials	6.7%
Information Technology	46.7%
Materials	0.1%
Utilities	3.6%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Capital Appreciation Institutional Fund
Alger Focus Equity Fund
Class A / ALAFX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class A / ALAFX)	$46	0.92%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Focus Equity Fund Class A returned 0.97%, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Robinhood Markets, Inc., GFL Environmental Inc, and Spotify Technology SA were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Taiwan Semiconductor Manufacturing Co., Ltd., Core Scientific Inc, Apple Inc., and Coherent Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Focus Equity Fund Class A	17.70%	15.53%	14.78%
Alger Focus Equity Fund Class A—excluding sales load	24.22%	16.78%	15.41%
Russell 1000 Growth Index	14.53%	17.23%	15.27%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$2,031,094,738
Total number of portfolio holdings[1]	51
Portfolio turnover rate	71.22%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	17.6%
Consumer Discretionary	10.3%
Energy	0.2%
Financials	6.1%
Health Care	6.7%
Industrials	8.9%
Information Technology	41.9%
Materials	0.4%
Utilities	6.0%
Short-Term Investments and Other Net Assets	1.9%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Focus Equity Fund
Alger Focus Equity Fund
Class C / ALCFX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class C / ALCFX)	$85	1.70%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Focus Equity Fund Class C returned 0.64%, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Robinhood Markets, Inc., GFL Environmental Inc, and Spotify Technology SA were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Taiwan Semiconductor Manufacturing Co., Ltd., Core Scientific Inc, Apple Inc., and Coherent Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Focus Equity Fund Class C	22.32%	15.90%	14.71%
Alger Focus Equity Fund Class C—excluding contingent deferred sales charges	23.32%	15.90%	14.71%
Russell 1000 Growth Index	14.53%	17.23%	15.27%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$2,031,094,738
Total number of portfolio holdings[1]	51
Portfolio turnover rate	71.22%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	17.6%
Consumer Discretionary	10.3%
Energy	0.2%
Financials	6.1%
Health Care	6.7%
Industrials	8.9%
Information Technology	41.9%
Materials	0.4%
Utilities	6.0%
Short-Term Investments and Other Net Assets	1.9%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Focus Equity Fund
Alger Focus Equity Fund
Class I / ALGRX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class I / ALGRX)	$46	0.93%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Focus Equity Fund Class I returned 1.00% for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Robinhood Markets, Inc., GFL Environmental Inc, and Spotify Technology SA were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Taiwan Semiconductor Manufacturing Co., Ltd., Core Scientific Inc, Apple Inc., and Coherent Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Focus Equity Fund Class I	24.26%	16.82%	15.46%
Russell 1000 Growth Index	14.53%	17.23%	15.27%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$2,031,094,738
Total number of portfolio holdings[1]	51
Portfolio turnover rate	71.22%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	17.6%
Consumer Discretionary	10.3%
Energy	0.2%
Financials	6.1%
Health Care	6.7%
Industrials	8.9%
Information Technology	41.9%
Materials	0.4%
Utilities	6.0%
Short-Term Investments and Other Net Assets	1.9%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Focus Equity Fund
Alger Focus Equity Fund
Class Y / ALGYX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class Y / ALGYX)	$30	0.60%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Focus Equity Fund Class Y returned 1.16% for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Robinhood Markets, Inc., GFL Environmental Inc, and Spotify Technology SA were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Taiwan Semiconductor Manufacturing Co., Ltd., Core Scientific Inc, Apple Inc., and Coherent Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	Since Inception 2/28/17
Alger Focus Equity Fund Class Y	24.67%	17.20%	17.89%
Russell 1000 Growth Index	14.53%	17.23%	16.77%
S&P 500 Index	12.10%	15.61%	12.97%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$2,031,094,738
Total number of portfolio holdings[1]	51
Portfolio turnover rate	71.22%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	17.6%
Consumer Discretionary	10.3%
Energy	0.2%
Financials	6.1%
Health Care	6.7%
Industrials	8.9%
Information Technology	41.9%
Materials	0.4%
Utilities	6.0%
Short-Term Investments and Other Net Assets	1.9%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Focus Equity Fund
Alger Focus Equity Fund
Class Z / ALZFX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class Z / ALZFX)	$31	0.63%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Focus Equity Fund Class Z returned 1.15% for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Robinhood Markets, Inc., GFL Environmental Inc, and Spotify Technology SA were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Taiwan Semiconductor Manufacturing Co., Ltd., Core Scientific Inc, Apple Inc., and Coherent Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Focus Equity Fund Class Z	24.63%	17.16%	15.78%
Russell 1000 Growth Index	14.53%	17.23%	15.27%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$2,031,094,738
Total number of portfolio holdings[1]	51
Portfolio turnover rate	71.22%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	17.6%
Consumer Discretionary	10.3%
Energy	0.2%
Financials	6.1%
Health Care	6.7%
Industrials	8.9%
Information Technology	41.9%
Materials	0.4%
Utilities	6.0%
Short-Term Investments and Other Net Assets	1.9%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Focus Equity Fund
Alger Mid Cap Growth Institutional Fund
Class I / ALMRX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Institutional Fund (Class I / ALMRX)	$62	1.27%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Mid Cap Growth Institutional Fund Class I returned -2.41% for the fiscal six-month period ended April 30, 2025, compared to the 2.03% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Materials sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., Spotify Technology SA, AppLovin Corp., GFL Environmental Inc, and Constellation Software Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Health Care sectors were the largest detractors from relative performance. Regarding individual positions, Globant SA, e.l.f. Beauty, Inc., Vaxcyte, Inc., Marvell Technology, Inc., and Pinterest, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Institutional Fund Class I	5.93%	9.28%	8.45%
Russell Midcap Growth Index	13.65%	12.31%	10.58%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$50,301,988
Total number of portfolio holdings[1]	62
Portfolio turnover rate	44.35%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	7.1%
Consumer Discretionary	10.1%
Consumer Staples	0.5%
Financials	11.4%
Health Care	7.9%
Industrials	22.1%
Information Technology	30.9%
Materials	1.4%
Real Estate	4.5%
Utilities	3.4%
Short-Term Investments and Other Net Assets	0.7%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Mid Cap Growth Institutional Fund
Alger Mid Cap Growth Institutional Fund
Class R / AGIRX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Institutional Fund (Class R / AGIRX)	$89	1.82%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Mid Cap Growth Institutional Fund Class R returned -2.71% for the fiscal six-month period ended April 30, 2025, compared to the 2.03% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Materials sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., Spotify Technology SA, AppLovin Corp., GFL Environmental Inc, and Constellation Software Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Health Care sectors were the largest detractors from relative performance. Regarding individual positions, Globant SA, e.l.f. Beauty, Inc., Vaxcyte, Inc., Marvell Technology, Inc., and Pinterest, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class R shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Institutional Fund Class R	5.32%	8.74%	7.89%
Russell Midcap Growth Index	13.65%	12.31%	10.58%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$50,301,988
Total number of portfolio holdings[1]	62
Portfolio turnover rate	44.35%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	7.1%
Consumer Discretionary	10.1%
Consumer Staples	0.5%
Financials	11.4%
Health Care	7.9%
Industrials	22.1%
Information Technology	30.9%
Materials	1.4%
Real Estate	4.5%
Utilities	3.4%
Short-Term Investments and Other Net Assets	0.7%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Mid Cap Growth Institutional Fund
Alger Mid Cap Growth Institutional Fund
Class Z-2 / ALMZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Institutional Fund (Class Z-2 / ALMZX)	$50	1.02%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Mid Cap Growth Institutional Fund Class Z-2 returned -2.31% for the fiscal six-month period ended April 30, 2025, compared to the 2.03% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Materials sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., Spotify Technology SA, AppLovin Corp., GFL Environmental Inc, and Constellation Software Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Health Care sectors were the largest detractors from relative performance. Regarding individual positions, Globant SA, e.l.f. Beauty, Inc., Vaxcyte, Inc., Marvell Technology, Inc., and Pinterest, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Z-2 shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	Since Inception 10/14/16
Alger Mid Cap Growth Institutional Fund Class Z-2	6.18%	9.66%	11.36%
Russell Midcap Growth Index	13.65%	12.31%	12.65%
S&P 500 Index	12.10%	15.61%	13.84%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$50,301,988
Total number of portfolio holdings[1]	62
Portfolio turnover rate	44.35%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	7.1%
Consumer Discretionary	10.1%
Consumer Staples	0.5%
Financials	11.4%
Health Care	7.9%
Industrials	22.1%
Information Technology	30.9%
Materials	1.4%
Real Estate	4.5%
Utilities	3.4%
Short-Term Investments and Other Net Assets	0.7%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Mid Cap Growth Institutional Fund
Alger Small Cap Growth Institutional Fund
Class I / ALSRX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Small Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Institutional Fund (Class I / ALSRX)	$63	1.38%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Small Cap Growth Institutional Fund Class I returned -16.17% for the fiscal six-month period ended April 30, 2025, compared to the -8.97% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials.
Contributors to Performance
The Industrials and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Guardant Health, Inc., Aritzia, Inc., ODDITY Tech Ltd., Xometry, Inc., and Duolingo, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, IMPULSE DYNAMICS, Aritzia, Inc., Bio-Techne Corporation, RH, and Shake Shack, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Growth Institutional Fund Class I	(10.59)%	(1.66)%	5.01%
Russell 2000 Growth Index	2.42%	7.60%	6.39%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$67,530,468
Total number of portfolio holdings[1]	101
Portfolio turnover rate	17.99%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	0.6%
Consumer Discretionary	13.8%
Consumer Staples	3.3%
Energy	0.5%
Financials	2.6%
Health Care	25.9%
Industrials	15.7%
Information Technology	32.3%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	4.7%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Small Cap Growth Institutional Fund
Alger Small Cap Growth Institutional Fund
Class R / ASIRX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Small Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Institutional Fund (Class R / ASIRX)	$84	1.84%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Small Cap Growth Institutional Fund Class R returned -16.40% for the fiscal six-month period ended April 30, 2025, compared to the -8.97% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials.
Contributors to Performance
The Industrials and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Guardant Health, Inc., Aritzia, Inc., ODDITY Tech Ltd., Xometry, Inc., and Duolingo, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, IMPULSE DYNAMICS, Aritzia, Inc., Bio-Techne Corporation, RH, and Shake Shack, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class R shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Growth Institutional Fund Class R	(11.10)%	(2.12)%	4.50%
Russell 2000 Growth Index	2.42%	7.60%	6.39%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$67,530,468
Total number of portfolio holdings[1]	101
Portfolio turnover rate	17.99%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	0.6%
Consumer Discretionary	13.8%
Consumer Staples	3.3%
Energy	0.5%
Financials	2.6%
Health Care	25.9%
Industrials	15.7%
Information Technology	32.3%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	4.7%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Small Cap Growth Institutional Fund
Alger Small Cap Growth Institutional Fund
Class Z-2 / AISZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Small Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Institutional Fund (Class Z-2 / AISZX)	$46	1.00%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Small Cap Growth Institutional Fund Class Z-2 returned -16.06% for the fiscal six-month period ended April 30, 2025, compared to the -8.97% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials.
Contributors to Performance
The Industrials and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Guardant Health, Inc., Aritzia, Inc., ODDITY Tech Ltd., Xometry, Inc., and Duolingo, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, IMPULSE DYNAMICS, Aritzia, Inc., Bio-Techne Corporation, RH, and Shake Shack, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Z-2 shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	Since Inception 8/1/16
Alger Small Cap Growth Institutional Fund Class Z-2	(10.28)%	(1.31)%	6.74%
Russell 2000 Growth Index	2.42%	7.60%	7.32%
S&P 500 Index	12.10%	15.61%	13.33%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$67,530,468
Total number of portfolio holdings[1]	101
Portfolio turnover rate	17.99%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	0.6%
Consumer Discretionary	13.8%
Consumer Staples	3.3%
Energy	0.5%
Financials	2.6%
Health Care	25.9%
Industrials	15.7%
Information Technology	32.3%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	4.7%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Small Cap Growth Institutional Fund

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

 ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

  Not applicable.

ITEM 6. INVESTMENTS.

(a) A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
THE ALGER INSTITUTIONAL FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
April 30, 2025 (UNAUDITED)

Table of Contents

THE ALGER INSTITUTIONAL FUNDS

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments April 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.6%
AEROSPACE & DEFENSE—1.5%
HEICO Corp.	32,799	$ 8,224,677
HEICO Corp., Cl. A	55,916	11,235,202
TransDigm Group, Inc.	7,296	10,309,759

		29,769,638
APPAREL ACCESSORIES & LUXURY GOODS—0.0%
LVMH Moët Hennessy Louis Vuitton SE	281	155,654
APPAREL RETAIL—0.3%
Burlington Stores, Inc.*	27,396	6,165,196
APPLICATION SOFTWARE—5.5%
Adobe, Inc.*	4,820	1,807,404
AppLovin Corp., Cl. A*	301,884	81,300,380
Autodesk, Inc.*	18,910	5,186,068
Cadence Design Systems, Inc.*	40,807	12,149,876
Core Scientific, Inc.*	948,142	7,679,950
Fair Isaac Corp.*	628	1,249,519
Palantir Technologies, Inc., Cl. A*	2,566	303,917

		109,677,114
AUTOMOBILE MANUFACTURERS—2.7%
Tesla, Inc.*	189,905	53,583,595
AUTOMOTIVE RETAIL—0.1%
Carvana Co.*	8,688	2,122,913
BIOTECHNOLOGY—2.0%
AbbVie, Inc.	12,092	2,359,149
Ascendis Pharma A/S ADR*	17,549	2,991,052
BioNTech SE ADR*	8,514	886,733
Natera, Inc.*	220,836	33,330,777

		39,567,711
BROADLINE RETAIL—9.7%
Amazon.com, Inc.*	910,130	167,846,175
Global-e Online Ltd.*	137,666	4,943,586
MercadoLibre, Inc.*	9,464	22,059,164

		194,848,925
CASINOS & GAMING—0.3%
DraftKings, Inc., Cl. A*	170,076	5,661,830
COAL & CONSUMABLE FUELS—0.2%
Cameco Corp.	80,803	3,648,255
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.1%
Wabtec Corp.	5,661	1,045,813
CONSTRUCTION MATERIALS—0.1%
Martin Marietta Materials, Inc.	4,742	2,484,713
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.6% (CONT.)
DIVERSIFIED BANKS—0.2%
Wells Fargo & Co.	42,812	$ 3,040,080
ELECTRIC UTILITIES—0.8%
NRG Energy, Inc.	146,504	16,053,908
ELECTRICAL COMPONENTS & EQUIPMENT—1.9%
Eaton Corp. PLC	7,299	2,148,607
Vertiv Holdings Co., Cl. A	418,827	35,759,449

		37,908,056
ELECTRONIC COMPONENTS—0.3%
Coherent Corp.*	86,172	5,542,583
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.1%
Itron, Inc.*	27,247	3,032,319
ENVIRONMENTAL & FACILITIES SERVICES—2.5%
GFL Environmental, Inc.	1,017,325	50,764,517
FINANCIAL EXCHANGES & DATA—0.9%
S&P Global, Inc.	37,391	18,697,370
FOOTWEAR—0.1%
On Holding AG, Cl. A*	58,843	2,830,937
HEALTHCARE DISTRIBUTORS—0.9%
Cardinal Health, Inc.	132,762	18,757,943
HEALTHCARE EQUIPMENT—2.6%
Abbott Laboratories	17,785	2,325,389
Boston Scientific Corp.*	175,920	18,096,890
Glaukos Corp.*	40,583	3,824,948
Intuitive Surgical, Inc.*	53,298	27,491,108

		51,738,335
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.8%
Talen Energy Corp.*	163,955	35,263,441
Vistra Corp.	164,669	21,346,043

		56,609,484
INTERACTIVE HOME ENTERTAINMENT—2.4%
Roblox Corp., Cl. A*	29,466	1,975,695
Sea Ltd. ADR*	349,819	46,893,237

		48,868,932
INTERACTIVE MEDIA & SERVICES—9.9%
Alphabet, Inc., Cl. C	277,757	44,688,324
Meta Platforms, Inc., Cl. A	267,252	146,721,348
Pinterest, Inc., Cl. A*	264,787	6,704,407

		198,114,079
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.6% (CONT.)
INTERNET SERVICES & INFRASTRUCTURE—0.9%
Cloudflare, Inc., Cl. A*	86,226	$ 10,414,376
Snowflake, Inc., Cl. A*	50,614	8,072,427

		18,486,803
INVESTMENT BANKING & BROKERAGE—2.1%
Robinhood Markets, Inc., Cl. A*	855,816	42,029,124
LIFE SCIENCES TOOLS & SERVICES—0.1%
Danaher Corp.	5,381	1,072,595
MANAGED HEALTHCARE—0.4%
UnitedHealth Group, Inc.	19,031	7,830,115
MOVIES & ENTERTAINMENT—4.7%
Liberty Media Corp. Series C Liberty Formula One*	123,215	10,925,474
Netflix, Inc.*	53,737	60,815,238
Spotify Technology SA*	33,984	20,865,496
TKO Group Holdings, Inc., Cl. A	14,530	2,367,082

		94,973,290
PASSENGER AIRLINES—0.5%
Delta Air Lines, Inc.	56,164	2,338,107
United Airlines Holdings, Inc.*	104,119	7,165,470

		9,503,577
PHARMACEUTICALS—0.8%
Eli Lilly & Co.	18,397	16,537,983
RESEARCH & CONSULTING SERVICES—0.3%
Equifax, Inc.	20,343	5,291,825
RESTAURANTS—0.0%
DoorDash, Inc., Cl. A*	3,217	620,527
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.4%
ASML Holding NV ADR	12,286	8,208,031
SEMICONDUCTORS—17.5%
Astera Labs, Inc.*	115,030	7,512,609
Broadcom, Inc.	319,560	61,505,713
indie Semiconductor, Inc., Cl. A*	926,418	1,843,572
NVIDIA Corp.	2,086,874	227,302,316
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	315,865	52,651,537

		350,815,747
SYSTEMS SOFTWARE—13.9%
Microsoft Corp.	654,745	258,794,509
Nebius Group NV, Cl. A*	418,228	9,506,322
ServiceNow, Inc.*	10,009	9,558,695

		277,859,526
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.6% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.5%
Apple, Inc.	615,333	$ 130,758,262
TRANSACTION & PAYMENT PROCESSING SERVICES—2.6%
Visa, Inc., Cl. A	152,471	52,678,730
TOTAL COMMON STOCKS (Cost $808,760,091)		1,977,356,035
PREFERRED STOCKS—1.4%
APPLICATION SOFTWARE—1.4%
Databricks, Inc., Series J(a),*,@	239,567	22,159,947
SB Technology, Inc., Series E(a),*,@	365,046	6,282,442

		28,442,389
DIVERSIFIED FINANCIAL SERVICES—0.0%
Chime Financial, Inc., Series G(a),*,@	38,919	1,041,862
TOTAL PREFERRED STOCKS (Cost $31,130,516)		29,484,251
SPECIAL PURPOSE VEHICLE—0.1%
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		2,009,205
(Cost $3,075,000)		2,009,205

Total Investments (Cost $842,965,607)	100.1%	$2,008,849,491
Affiliated Securities (Cost $3,075,000)		2,009,205
Unaffiliated Securities (Cost $839,890,607)		2,006,840,286
Liabilities in Excess of Other Assets	(0.1)%	(3,000,295)
NET ASSETS	100.0%	$2,005,849,196

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 12 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2025
Chime Financial, Inc., Series G	8/24/21	$2,688,128	$1,041,862	0.0%
Crosslink Ventures C, LLC, Cl. A	10/2/20	3,075,000	2,009,205	0.1%
Databricks, Inc., Series J	12/17/24	22,159,947	22,159,947	1.1%
SB Technology, Inc., Series E	10/23/24	6,282,441	6,282,442	0.3%
Total		$34,205,516	$31,493,456	1.5%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments April 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.4%
AEROSPACE & DEFENSE—2.0%
HEICO Corp., Cl. A	205,211	$ 41,233,046
APPAREL RETAIL—0.7%
Burlington Stores, Inc.*	60,422	13,597,367
APPLICATION SOFTWARE—5.0%
AppLovin Corp., Cl. A*	289,853	78,060,311
Cadence Design Systems, Inc.*	59,124	17,603,580
Core Scientific, Inc.*	779,793	6,316,323

		101,980,214
AUTOMOBILE MANUFACTURERS—3.0%
Tesla, Inc.*	216,179	60,997,067
BIOTECHNOLOGY—1.6%
Natera, Inc.*	218,786	33,021,371
BROADLINE RETAIL—6.5%
Amazon.com, Inc.*	545,373	100,577,689
Global-e Online Ltd.*	141,358	5,076,166
MercadoLibre, Inc.*	11,304	26,347,928

		132,001,783
COAL & CONSUMABLE FUELS—0.2%
Cameco Corp.	103,254	4,661,918
CONSTRUCTION MATERIALS—0.4%
Martin Marietta Materials, Inc.	13,747	7,203,153
ELECTRIC UTILITIES—1.9%
NRG Energy, Inc.	358,182	39,249,584
ELECTRICAL COMPONENTS & EQUIPMENT—2.2%
Vertiv Holdings Co., Cl. A	527,707	45,055,624
ELECTRONIC COMPONENTS—0.3%
Coherent Corp.*	95,422	6,137,543
ENVIRONMENTAL & FACILITIES SERVICES—3.7%
GFL Environmental, Inc.	1,491,962	74,448,904
FINANCIAL EXCHANGES & DATA—0.8%
S&P Global, Inc.	31,666	15,834,583
HEALTHCARE DISTRIBUTORS—1.3%
Cardinal Health, Inc.	190,278	26,884,379
HEALTHCARE EQUIPMENT—3.0%
Boston Scientific Corp.*	202,703	20,852,058
Glaukos Corp.*	94,616	8,917,558
Intuitive Surgical, Inc.*	58,880	30,370,304

		60,139,920
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—4.0%
Talen Energy Corp.*	233,850	50,296,458
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—94.4% (CONT.)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—4.0% (CONT.)
Vistra Corp.	241,107	$ 31,254,700

		81,551,158
INTERACTIVE HOME ENTERTAINMENT—3.7%
Roblox Corp., Cl. A*	110,961	7,439,935
Sea Ltd. ADR*	498,453	66,817,625

		74,257,560
INTERACTIVE MEDIA & SERVICES—8.1%
Alphabet, Inc., Cl. C	275,110	44,262,448
Meta Platforms, Inc., Cl. A	196,357	107,799,993
Pinterest, Inc., Cl. A*	456,029	11,546,654

		163,609,095
INTERNET SERVICES & INFRASTRUCTURE—1.1%
Cloudflare, Inc., Cl. A*	92,530	11,175,773
Snowflake, Inc., Cl. A*	67,757	10,806,564

		21,982,337
INVESTMENT BANKING & BROKERAGE—3.0%
Robinhood Markets, Inc., Cl. A*	1,244,049	61,095,246
MOVIES & ENTERTAINMENT—5.9%
Liberty Media Corp. Series C Liberty Formula One*	208,493	18,487,074
Netflix, Inc.*	57,485	65,056,924
Spotify Technology SA*	34,663	21,282,389
TKO Group Holdings, Inc., Cl. A	93,957	15,306,535

		120,132,922
PASSENGER AIRLINES—0.9%
Delta Air Lines, Inc.	217,799	9,066,972
United Airlines Holdings, Inc.*	146,909	10,110,278

		19,177,250
PHARMACEUTICALS—0.8%
Eli Lilly & Co.	18,418	16,556,861
RESTAURANTS—0.1%
DoorDash, Inc., Cl. A*	16,154	3,115,945
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.7%
ASML Holding NV ADR	20,312	13,570,041
SEMICONDUCTORS—17.2%
Astera Labs, Inc.*	238,607	15,583,423
Broadcom, Inc.	356,859	68,684,652
NVIDIA Corp.	1,675,535	182,499,272
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	491,892	81,993,478

		348,760,825
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—94.4% (CONT.)
SYSTEMS SOFTWARE—10.1%
Microsoft Corp.	481,062	$ 190,144,566
Nebius Group NV, Cl. A*	655,950	14,909,744

		205,054,310
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.9%
Apple, Inc.	372,992	79,260,800
TRANSACTION & PAYMENT PROCESSING SERVICES—2.3%
Visa, Inc., Cl. A	136,093	47,020,131
TOTAL COMMON STOCKS (Cost $1,170,074,861)		1,917,590,937
PREFERRED STOCKS—3.7%
APPLICATION SOFTWARE—3.7%
Databricks, Inc., Series J(a),*,@	552,095	51,068,787
SB Technology, Inc., Series E(a),*,@	1,317,338	22,671,387

		73,740,174
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	76,825	—
TOTAL PREFERRED STOCKS (Cost $74,085,887)		73,740,174
SHORT-TERM SECURITIES—2.0%
MONEY MARKET FUNDS—2.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b)	41,046,157	41,046,157
(Cost $41,046,157)		41,046,157

Total Investments (Cost $1,285,206,905)	100.1%	$2,032,377,268
Unaffiliated Securities (Cost $1,285,206,905)		2,032,377,268
Liabilities in Excess of Other Assets	(0.1)%	(1,282,530)
NET ASSETS	100.0%	$2,031,094,738

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of April 30, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2025
Databricks, Inc., Series J	12/17/24	$51,068,788	$51,068,787	2.5%
Prosetta Biosciences, Inc., Series D	2/6/15	345,712	—	0.0%
SB Technology, Inc., Series E	10/23/24-12/18/24	22,671,387	22,671,387	1.1%
Total		$74,085,887	$73,740,174	3.6%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.7%
AEROSPACE & DEFENSE—4.5%
Axon Enterprise, Inc.*	1,977	$ 1,212,494
HEICO Corp.	4,198	1,052,691

		2,265,185
APPLICATION SOFTWARE—20.0%
AppLovin Corp., Cl. A*	4,043	1,088,820
Clearwater Analytics Holdings, Inc., Cl. A*	38,495	875,376
Constellation Software, Inc.	633	2,281,275
Fair Isaac Corp.*	319	634,708
Guidewire Software, Inc.*	5,496	1,125,416
Palantir Technologies, Inc., Cl. A*	20,241	2,397,344
Procore Technologies, Inc.*	4,175	267,576
The Descartes Systems Group, Inc.*	13,255	1,395,881

		10,066,396
ASSET MANAGEMENT & CUSTODY BANKS—4.1%
Ares Management Corp., Cl. A	3,698	564,056
Blue Owl Capital, Inc., Cl. A	79,979	1,482,011

		2,046,067
AUTOMOTIVE RETAIL—2.9%
Carvana Co.*	2,959	723,032
O'Reilly Automotive, Inc.*	522	738,734

		1,461,766
BIOTECHNOLOGY—3.0%
Natera, Inc.*	9,473	1,429,760
Vaxcyte, Inc.*	2,347	84,116

		1,513,876
BROADLINE RETAIL—0.3%
Global-e Online Ltd.*	4,006	143,855
BUILDING PRODUCTS—1.2%
Builders FirstSource, Inc.*	5,200	622,076
CARGO GROUND TRANSPORTATION—0.4%
Old Dominion Freight Line, Inc.	1,301	199,417
CONSTRUCTION & ENGINEERING—1.9%
Comfort Systems USA, Inc.	2,377	944,976
CONSTRUCTION MATERIALS—1.4%
Martin Marietta Materials, Inc.	1,372	718,901
DIVERSIFIED BANKS—1.1%
NU Holdings, Ltd., Cl. A*	44,109	548,275
ELECTRICAL COMPONENTS & EQUIPMENT—2.6%
Vertiv Holdings Co., Cl. A	15,249	1,301,960
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.7% (CONT.)
ELECTRONIC COMPONENTS—2.3%
Amphenol Corp., Cl. A	14,920	$ 1,148,094
ENVIRONMENTAL & FACILITIES SERVICES—5.8%
GFL Environmental, Inc.	58,511	2,919,699
FINANCIAL EXCHANGES & DATA—0.7%
MSCI, Inc., Cl. A	628	342,329
HEALTHCARE EQUIPMENT—1.3%
IDEXX Laboratories, Inc.*	1,507	652,004
HEALTHCARE TECHNOLOGY—1.3%
Veeva Systems, Inc., Cl. A*	2,720	635,637
HOME IMPROVEMENT RETAIL—0.5%
Floor & Decor Holdings, Inc., Cl. A*	3,619	258,541
HOMEBUILDING—2.9%
NVR, Inc.*	203	1,446,527
HOMEFURNISHING RETAIL—0.3%
Wayfair, Inc., Cl. A*	4,729	142,627
HOTELS RESORTS & CRUISE LINES—1.7%
Hilton Worldwide Holdings, Inc.	3,919	883,656
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.9%
Paylocity Holding Corp.*	2,269	435,875
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—3.4%
Talen Energy Corp.*	7,947	1,709,241
INSURANCE BROKERS—1.7%
Ryan Specialty Holdings, Inc., Cl. A	13,307	871,742
INTERACTIVE HOME ENTERTAINMENT—1.4%
Roblox Corp., Cl. A*	10,870	728,834
INTERACTIVE MEDIA & SERVICES—0.8%
Pinterest, Inc., Cl. A*	15,614	395,346
INTERNET SERVICES & INFRASTRUCTURE—2.7%
Cloudflare, Inc., Cl. A*	11,221	1,355,272
INVESTMENT BANKING & BROKERAGE—1.6%
Robinhood Markets, Inc., Cl. A*	16,242	797,645
IT CONSULTING & OTHER SERVICES—1.4%
Globant SA*	5,868	689,901
LIFE SCIENCES TOOLS & SERVICES—2.3%
Repligen Corp.*	5,316	733,555
West Pharmaceutical Services, Inc.	2,009	424,481

		1,158,036
MOVIES & ENTERTAINMENT—4.8%
Spotify Technology SA*	1,719	1,055,432
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.7% (CONT.)
MOVIES & ENTERTAINMENT—4.8% (CONT.)
TKO Group Holdings, Inc., Cl. A	8,461	$ 1,378,381

		2,433,813
PERSONAL CARE PRODUCTS—0.5%
e.l.f. Beauty, Inc.*	4,535	280,580
PROPERTY & CASUALTY INSURANCE—2.2%
Intact Financial Corp.	5,035	1,118,211
REAL ESTATE SERVICES—4.5%
CBRE Group, Inc., Cl. A*	11,719	1,431,827
CoStar Group, Inc.*	10,957	812,681

		2,244,508
RESEARCH & CONSULTING SERVICES—1.9%
Verisk Analytics, Inc.	3,176	941,462
RESTAURANTS—1.5%
Chipotle Mexican Grill, Inc.*	15,150	765,378
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.4%
Onto Innovation, Inc.*	1,589	193,810
SEMICONDUCTORS—2.6%
Astera Labs, Inc.*	4,435	289,650
Marvell Technology, Inc.	6,785	396,040
Monolithic Power Systems, Inc.	1,048	621,569

		1,307,259
TRADING COMPANIES & DISTRIBUTORS—2.9%
FTAI Aviation Ltd.	10,081	1,079,776
United Rentals, Inc.	641	404,759

		1,484,535
TOTAL COMMON STOCKS (Cost $38,526,086)		49,173,312
PREFERRED STOCKS—0.6%
APPLICATION SOFTWARE—0.6%
SB Technology, Inc., Series E(a),*,@	16,281	280,196
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	166,009	—
TOTAL PREFERRED STOCKS (Cost $1,027,237)		280,196
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(a),*,@	422,928	—
(Cost $226,186)		—
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
SPECIAL PURPOSE VEHICLE—1.0%
DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		$ 359,370
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		147,015

		506,385
TOTAL SPECIAL PURPOSE VEHICLE (Cost $775,000)		506,385
WARRANTS—0.0%
APPLICATION SOFTWARE—0.0%
Constellation Software, Inc., 3/31/40(a),*	638	—
(Cost $0)		—
SHORT-TERM SECURITIES—2.0%
MONEY MARKET FUNDS—2.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)	987,894	987,894
(Cost $987,894)		987,894

Total Investments (Cost $41,542,403)	101.3%	$50,947,787
Affiliated Securities (Cost $775,000)		506,385
Unaffiliated Securities (Cost $40,767,403)		50,441,402
Liabilities in Excess of Other Assets	(1.3)%	(645,799)
NET ASSETS	100.0%	$50,301,988

CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 12 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of April 30, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2025
Crosslink Ventures C, LLC, Cl. A	10/2/20	$550,000	$359,370	0.7%
Crosslink Ventures C, LLC, Cl. B	12/16/20	225,000	147,015	0.3%
Prosetta Biosciences, Inc., Series D	2/6/15	747,041	—	0.0%
SB Technology, Inc., Series E	10/23/24	280,196	280,196	0.6%
Tolero CDR	2/6/17	226,186	—	0.0%
Total		$2,028,423	$786,581	1.6%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—88.9%
AEROSPACE & DEFENSE—2.0%
Bombardier, Inc., Cl. B*	12,680	$ 838,098
Karman Holdings, Inc.*	370	13,227
Loar Holdings, Inc.*	5,177	489,641

		1,340,966
APPAREL RETAIL—2.5%
Abercrombie & Fitch Co., Cl. A*	3,314	230,058
Aritzia, Inc.*	28,197	991,783
Victoria's Secret & Co.*	25,732	483,762

		1,705,603
APPLICATION SOFTWARE—18.0%
ACI Worldwide, Inc.*	3,538	188,788
Blackbaud, Inc.*	11,878	719,094
BlackLine, Inc.*	17,929	846,787
Clearwater Analytics Holdings, Inc., Cl. A*	24,919	566,658
Guidewire Software, Inc.*	9,769	2,000,398
InterDigital, Inc.	5,542	1,113,942
Manhattan Associates, Inc.*	3,876	687,564
nCino, Inc.*	19,037	441,658
Q2 Holdings, Inc.*	25,852	2,048,771
SPS Commerce, Inc.*	11,756	1,687,103
Vertex, Inc., Cl. A*	41,227	1,650,317
Workiva, Inc., Cl. A*	2,843	213,993

		12,165,073
ASSET MANAGEMENT & CUSTODY BANKS—0.6%
Hamilton Lane, Inc., Cl. A	2,548	393,641
AUTOMOTIVE PARTS & EQUIPMENT—0.3%
Modine Manufacturing Co.*	2,571	209,897
BIOTECHNOLOGY—12.6%
Absci Corp.*	221,679	680,554
Akero Therapeutics, Inc.*	22,975	1,047,890
CareDx, Inc.*	44,662	753,895
Centessa Pharmaceuticals PLC ADR*	18,325	251,236
Forte Biosciences, Inc.*	59,127	431,627
Insmed, Inc.*	10,863	782,136
MoonLake Immunotherapeutics*	14,851	624,930
Natera, Inc.*	5,140	775,780
NewAmsterdam Pharma Co. NV*	4,064	77,744
Nuvalent, Inc., Cl. A*	15,992	1,227,386
Revolution Medicines, Inc.*	20,510	828,194
Soleno Therapeutics, Inc.*	5,177	387,550
Twist Bioscience Corp.*	17,334	664,239

		8,533,161
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—88.9% (CONT.)
BUILDING PRODUCTS—2.3%
CSW Industrials, Inc.	5,045	$ 1,576,462
CONSTRUCTION & ENGINEERING—1.7%
Construction Partners, Inc., Cl. A*	5,607	460,559
Tutor Perini Corp.*	30,927	663,693

		1,124,252
CONSUMER FINANCE—0.2%
Upstart Holdings, Inc.*	2,824	134,987
CONSUMER STAPLES MERCHANDISE RETAIL—1.6%
BJ's Wholesale Club Holdings, Inc.*	9,113	1,071,324
EDUCATION SERVICES—1.9%
Duolingo, Inc.*	1,945	757,539
KinderCare Learning Cos., Inc.*	13,485	165,326
Universal Technical Institute, Inc.*	12,267	344,212

		1,267,077
ELECTRIC UTILITIES—0.5%
IDACORP, Inc.	2,771	327,227
ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Enovix Corp.*	79,807	534,707
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.3%
PAR Technology Corp.*	2,953	172,455
ELECTRONIC MANUFACTURING SERVICES—1.0%
Fabrinet*	3,240	664,394
ENVIRONMENTAL & FACILITIES SERVICES—0.5%
Casella Waste Systems, Inc., Cl. A*	2,856	335,437
FINANCIAL EXCHANGES & DATA—0.8%
MarketAxess Holdings, Inc.	2,377	526,719
FOOD RETAIL—0.6%
Grocery Outlet Holding Corp.*	22,460	377,103
HEALTHCARE EQUIPMENT—2.3%
Beta Bionics, Inc.*	1,408	15,559
Ceribell, Inc.*	5,358	86,210
Glaukos Corp.*	6,862	646,744
Impulse Dynamics PLC, Series A(a),*,@	1,756,939	63,250
iRhythm Technologies, Inc.*	5,252	561,386
Tandem Diabetes Care, Inc.*	12,791	215,528

		1,588,677
HEALTHCARE SERVICES—3.6%
GeneDx Holdings Corp.*	13,478	901,004
Guardant Health, Inc.*	31,928	1,507,960

		2,408,964
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—88.9% (CONT.)
HEALTHCARE SUPPLIES—0.2%
Neogen Corp.*	20,895	$ 105,520
HEALTHCARE TECHNOLOGY—0.6%
Certara, Inc.*	15,160	210,118
Health Catalyst, Inc.*	54,201	214,094

		424,212
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—6.0%
Gates Industrial Corp. PLC*	112,286	2,124,451
RBC Bearings, Inc.*	5,976	1,963,535

		4,087,986
INTERACTIVE MEDIA & SERVICES—0.6%
Reddit, Inc., Cl. A*	3,513	409,510
INTERNET SERVICES & INFRASTRUCTURE—1.1%
Wix.com Ltd.*	4,329	734,155
INVESTMENT BANKING & BROKERAGE—0.5%
Moelis & Co., Cl. A	6,072	325,338
LEISURE FACILITIES—2.8%
Life Time Group Holdings, Inc.*	12,576	385,580
Planet Fitness, Inc., Cl. A*	16,002	1,513,629

		1,899,209
LIFE SCIENCES TOOLS & SERVICES—6.3%
10X Genomics, Inc., Cl. A*	7,389	61,107
Adaptive Biotechnologies Corp.*	78,256	575,964
Bio-Techne Corp.	31,126	1,567,194
CryoPort, Inc.*	95,249	531,490
MaxCyte, Inc.*	63,799	181,189
Repligen Corp.*	7,021	968,828
Tempus AI, Inc.*	6,784	350,529

		4,236,301
OIL & GAS EQUIPMENT & SERVICES—0.4%
Weatherford International PLC	7,404	306,526
PASSENGER AIRLINES—1.1%
Joby Aviation, Inc.*	120,818	761,153
PERSONAL CARE PRODUCTS—0.7%
Oddity Tech, Ltd., Cl. A*	7,936	487,588
RESTAURANTS—6.2%
Kura Sushi USA, Inc., Cl. A*	5,367	316,009
Portillo's, Inc., Cl. A*	71,360	737,862
Shake Shack, Inc., Cl. A*	13,574	1,190,983
The Cheesecake Factory, Inc.	14,552	732,984
Wingstop, Inc.	4,654	1,228,144

		4,205,982
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—88.9% (CONT.)
SEMICONDUCTORS—3.0%
Astera Labs, Inc.*	12,760	$ 833,356
Rambus, Inc.*	11,390	555,718
Universal Display Corp.	5,297	665,462

		2,054,536
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.4%
Celsius Holdings, Inc.*	7,791	272,373
SPECIALTY CHEMICALS—0.1%
Balchem Corp.	606	94,869
SYSTEMS SOFTWARE—2.9%
CyberArk Software Ltd.*	2,107	742,001
Nebius Group NV, Cl. A*	18,666	424,278
Rapid7, Inc.*	9,426	222,642
Varonis Systems, Inc.*	13,045	558,848

		1,947,769
TRADING COMPANIES & DISTRIBUTORS—1.3%
FTAI Aviation Ltd.	5,720	612,669
Xometry, Inc., Cl. A*	10,167	260,682

		873,351
TRANSACTION & PAYMENT PROCESSING SERVICES—0.6%
Marqeta, Inc., Cl. A*	92,020	384,644
TOTAL COMMON STOCKS (Cost $51,036,447)		60,069,148
PREFERRED STOCKS—4.8%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	133,263	—
DIVERSIFIED FINANCIAL SERVICES—4.5%
Chime Financial, Inc., Series G(a),*,@	114,399	3,062,461
HEALTHCARE EQUIPMENT—0.3%
Impulse Dynamics PLC, Series F-3(a),*,@	2,914,012	166,099
TOTAL PREFERRED STOCKS (Cost $8,653,651)		3,228,560
RIGHTS—0.1%
BIOTECHNOLOGY—0.0%
Mirati Therapeutics, Inc. CVR(a),*,@	5,478	6,354
Tolero CDR(a),*,@	528,559	—

		6,354
PHARMACEUTICALS—0.1%
Fusion Pharmaceuticals, Inc. CVR(a),*,@	31,282	35,349
TOTAL RIGHTS (Cost $285,726)		41,703
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
SPECIAL PURPOSE VEHICLE—1.5%
DATA PROCESSING & OUTSOURCED SERVICES—1.5%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		$ 833,085
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		212,355

		1,045,440
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,600,000)		1,045,440
SHORT-TERM SECURITIES—5.0%
MONEY MARKET FUNDS—5.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)	3,357,768	3,357,768
(Cost $3,357,768)		3,357,768

Total Investments (Cost $64,933,592)	100.3%	$67,742,619
Affiliated Securities (Cost $1,600,000)		1,045,440
Unaffiliated Securities (Cost $63,333,592)		66,697,179
Liabilities in Excess of Other Assets	(0.3)%	(212,151)
NET ASSETS	100.0%	$67,530,468

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
CVR	Contingent Value Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 12 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of April 30, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2025
Chime Financial, Inc., Series G	8/24/21	$7,901,516	$3,062,461	4.5%
Crosslink Ventures C, LLC, Cl. A	10/2/20	1,275,000	833,085	1.2%
Crosslink Ventures C, LLC, Cl. B	12/16/20	325,000	212,355	0.3%
Fusion Pharmaceuticals, Inc. CVR	6/5/24	—	35,349	0.1%
Impulse Dynamics PLC, Series A	2/11/22	1,756,940	63,250	0.1%
Impulse Dynamics PLC, Series F-3	2/5/24	152,451	166,099	0.3%
Mirati Therapeutics, Inc. CVR	1/24/24	—	6,354	0.0%
Prosetta Biosciences, Inc., Series D	2/6/15	599,684	—	0.0%
Tolero CDR	2/6/17	285,726	—	0.0%
Total		$12,296,317	$4,378,953	6.5%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Assets and Liabilities April 30, 2025  (Unaudited)

	Alger Capital Appreciation Institutional Fund	Alger Focus Equity Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$2,006,840,286	$2,032,377,268
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	2,009,205	—
Receivable for investment securities sold	10,175,925	9,561,934
Receivable for shares of beneficial interest sold	5,147,823	2,307,680
Dividends and interest receivable	267,889	355,988
Receivable from Investment Manager	35,455	5,329
Prepaid expenses	103,555	116,787
Total Assets	2,024,580,138	2,044,724,986
LIABILITIES:
Payable for investment securities purchased	8,769,785	11,107,934
Payable for shares of beneficial interest redeemed	6,548,378	1,194,525
Bank overdraft	806,442	—
Accrued investment advisory fees	1,265,361	808,873
Accrued distribution fees — Note 3	137,966	98,260
Accrued shareholder servicing fees	254,633	17,498
Accrued shareholder administrative fees	15,625	16,858
Accrued administrative fees	42,969	42,777
Accrued transfer agent fees	510,070	80,291
Accrued printing fees	138,547	103,096
Accrued fund accounting fees	120,747	77,392
Accrued custodian fees	23,589	14,645
Accrued professional fees	14,723	12,694
Accrued trustee fees	9,870	1,504
Accrued other expenses	72,237	53,901
Total Liabilities	18,730,942	13,630,248
NET ASSETS	$2,005,849,196	$2,031,094,738
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	702,427,767	1,301,103,497
Distributable earnings	1,303,421,429	729,991,241
NET ASSETS	$2,005,849,196	$2,031,094,738
* Identified cost	$839,890,607 (a)	$1,285,206,905 (b)
** Identified cost	$3,075,000 (a)	$— (b)

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Assets and Liabilities April 30, 2025  (Unaudited) (Continued)

	Alger Capital Appreciation Institutional Fund	Alger Focus Equity Fund
NET ASSETS BY CLASS:
Class A	$—	$175,479,416
Class C	$—	$83,204,782
Class I	$951,952,769	$92,319,397
Class R	$352,714,377	$—
Class Y	$365,025,453	$132,955,655
Class Z	$—	$1,547,135,488
Class Z-2	$336,156,597	$—
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 7:
Class A	—	2,421,169
Class C	—	1,284,415
Class I	24,043,792	1,263,030
Class R	12,170,841	—
Class Y	8,748,071	1,749,517
Class Z	—	20,439,465
Class Z-2	8,104,714	—
NET ASSET VALUE PER SHARE:
Class A	$—	$72.48
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$—	$76.50
Class C	$—	$64.78
Class I	$39.59	$73.09
Class R	$28.98	$—
Class Y	$41.73	$76.00
Class Z	$—	$75.69
Class Z-2	$41.48	$—

(a)
At April 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$858,472,742, amounted to $1,150,376,749, which consisted of aggregate gross unrealized appreciation of
$1,184,854,100, and aggregate gross unrealized depreciation of $34,477,351.

(b)
At April 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$1,300,073,770, amounted to $732,303,498, which consisted of aggregate gross unrealized appreciation of
$761,498,062, and aggregate gross unrealized depreciation of $29,194,564.

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Assets and Liabilities April 30, 2025  (Unaudited) (Continued)

	Alger Mid Cap Growth Institutional Fund	Alger Small Cap Growth Institutional Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$50,441,402	$66,697,179
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	506,385	1,045,440
Cash	—	62,554
Receivable for investment securities sold	—	166,244
Receivable for shares of beneficial interest sold	3,802	6,071
Dividends and interest receivable	9,979	10,696
Receivable from Investment Manager	6,258	1,156
Prepaid expenses	25,001	15,854
Total Assets	50,992,827	68,005,194
LIABILITIES:
Payable for investment securities purchased	371,338	149,493
Payable for shares of beneficial interest redeemed	210,720	180,164
Accrued investment advisory fees	30,645	43,519
Accrued distribution fees — Note 3	1,809	905
Accrued shareholder servicing fees	8,153	8,541
Accrued shareholder administrative fees	403	537
Accrued administrative fees	1,109	1,478
Accrued transfer agent fees	21,562	26,744
Accrued printing fees	3,244	9,418
Accrued fund accounting fees	11,660	24,610
Accrued custodian fees	3,276	3,863
Accrued professional fees	23,812	20,815
Accrued trustee fees	555	931
Accrued other expenses	2,553	3,708
Total Liabilities	690,839	474,726
NET ASSETS	$50,301,988	$67,530,468
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	52,519,543	64,549,150
Distributable earnings (Distributions in excess of earnings)	(2,217,555)	2,981,318
NET ASSETS	$50,301,988	$67,530,468
* Identified cost	$40,767,403 (c)	$63,333,592 (d)
** Identified cost	$775,000 (c)	$1,600,000 (d)

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Assets and Liabilities April 30, 2025  (Unaudited) (Continued)

	Alger Mid Cap Growth Institutional Fund	Alger Small Cap Growth Institutional Fund
NET ASSETS BY CLASS:
Class I	$37,315,783	$40,800,397
Class R	$4,690,018	$2,239,843
Class Z-2	$8,296,187	$24,490,228
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 7:
Class I	1,645,517	2,923,650
Class R	272,343	234,555
Class Z-2	350,165	1,696,603
NET ASSET VALUE PER SHARE:
Class I	$22.68	$13.96
Class R	$17.22	$9.55
Class Z-2	$23.69	$14.43

(c)
At April 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$42,301,907, amounted to $8,645,879, which consisted of aggregate gross unrealized appreciation of $12,983,490, and aggregate gross unrealized depreciation of $4,337,611.

(d)
At April 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$65,385,990, amounted to $2,356,629, which consisted of aggregate gross unrealized appreciation of $17,208,971, and aggregate gross unrealized depreciation of $14,852,342.

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Operations for the six months ended April 30, 2025 (Unaudited)

	Alger Capital Appreciation Institutional Fund	Alger Focus Equity Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$3,888,393	$3,501,523
Interest	89,252	842,536
Total Income	3,977,645	4,344,059
EXPENSES:
Investment advisory fees — Note 3	8,705,153	5,261,370
Distribution fees — Note 3
Class A	—	206,307
Class C	—	425,120
Class R	999,703	—
Shareholder servicing fees — Note 3	1,831,263	111,342
Shareholder administrative fees — Note 3	109,720	109,308
Administration fees — Note 3	301,729	278,246
Interest expense — Note 3	545,594	140,927
Transfer agent fees	529,379	186,307
Fund accounting fees	142,550	111,477
Trustee fees — Note 3	75,929	62,550
Printing fees	53,669	46,494
Registration fees	48,708	62,267
Professional fees	46,906	47,226
Custodian fees	29,250	23,653
Other expenses	125,607	88,922
Total Expenses	13,545,160	7,161,516
Less expense reimbursements/waivers — Note 3	(174,328)	(16,207)
Net Expenses	13,370,832	7,145,309
NET INVESTMENT (LOSS)	(9,393,187)	(2,801,250)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	137,855,880	23,291,415
Net realized gain on in-kind transactions	24,970,265	7,886,523
Net realized (loss) on foreign currency transactions	(9,513)	(315)
Net realized gain on investments and foreign currency	162,816,632	31,177,623
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Operations for the six months ended April 30, 2025 (Unaudited) (Continued)

	Alger Capital Appreciation Institutional Fund	Alger Focus Equity Fund
Net change in unrealized (depreciation) on unaffiliated investments	$(162,881,632)	$(25,457,944)
Net change in unrealized (depreciation) on affiliated investments	(662,724)	—
Net change in unrealized appreciation on foreign currency	6,617	3,967
Net change in unrealized (depreciation) on investments and foreign currency	(163,537,739)	(25,453,977)
Net realized and unrealized gain (loss) on investments and foreign currency	(721,107)	5,723,646
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,114,294)	$2,922,396
* Foreign withholding taxes	$99,396	$139,639
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Operations for the six months ended April 30, 2025 (Unaudited) (Continued)

	Alger Mid Cap Growth Institutional Fund	Alger Small Cap Growth Institutional Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$105,804	$52,668
Interest	22,447	29,693
Total Income	128,251	82,361
EXPENSES:
Investment advisory fees — Note 3	225,934	336,813
Distribution fees — Note 3
Class R	12,578	6,982
Shareholder servicing fees — Note 3	57,786	65,488
Shareholder administrative fees — Note 3	2,973	4,158
Administration fees — Note 3	8,175	11,435
Interest expense — Note 3	4,674	343
Transfer agent fees	21,797	29,698
Fund accounting fees	13,412	17,644
Trustee fees — Note 3	2,392	3,405
Printing fees	2,379	9,600
Registration fees	14,462	12,244
Professional fees	17,426	17,399
Custodian fees	3,693	3,386
Other expenses	7,339	9,214
Total Expenses	395,020	527,809
Less expense reimbursements/waivers — Note 3	(20,625)	(7,050)
Net Expenses	374,395	520,759
NET INVESTMENT (LOSS)	(246,144)	(438,398)
REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	7,357,067	1,880,370
Net realized gain (loss) on foreign currency transactions	(947)	184
Net realized gain on investments and foreign currency	7,356,120	1,880,554
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Operations for the six months ended April 30, 2025 (Unaudited) (Continued)

	Alger Mid Cap Growth Institutional Fund	Alger Small Cap Growth Institutional Fund
Net change in unrealized (depreciation) on unaffiliated investments	$(7,317,161)	$(14,277,782)
Net change in unrealized (depreciation) on affiliated investments	(167,028)	(344,832)
Net change in unrealized appreciation on foreign currency	32	—
Net change in unrealized (depreciation) on investments and foreign currency	(7,484,157)	(14,622,614)
Net realized and unrealized (loss) on investments and foreign currency	(128,037)	(12,742,060)
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(374,181)	$(13,180,458)
* Foreign withholding taxes	$2,718	$—
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Changes in Net Assets (Unaudited)

	Alger Capital Appreciation Institutional Fund
	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
Net investment (loss)	$(9,393,187)	$(13,265,501)
Net realized gain on investments and foreign currency	162,816,632	410,094,083
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(163,537,739)	552,732,548
Net increase (decrease) in net assets resulting from operations	(10,114,294)	949,561,130
Net dividends and distributions to shareholders:
Class I	(130,312,538)	(81,843,617)
Class R	(64,726,065)	(33,615,951)
Class Y	(44,837,122)	(27,239,260)
Class Z-2	(38,456,096)	(17,024,215)
Total dividends and distributions to shareholders	(278,331,821)	(159,723,043)
Increase (decrease) from shares of beneficial interest transactions — Note 7:
Class I	28,763,286	(336,446,334)
Class R	22,545,189	(45,673,931)
Class Y	48,963,881	(105,497,729)
Class Z-2	73,419,175	(5,045,588)
Net increase (decrease) from shares of beneficial interest transactions	173,691,531	(492,663,582)
Total increase (decrease)	(114,754,584)	297,174,505
Net Assets:
Beginning of period	2,120,603,780	1,823,429,275
END OF PERIOD	$2,005,849,196	$2,120,603,780
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Focus Equity Fund
	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
Net investment (loss)	$(2,801,250)	$(691,940)
Net realized gain on investments and foreign currency	31,177,623	174,046,468
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(25,453,977)	485,138,816
Net increase in net assets resulting from operations	2,922,396	658,493,344
Net dividends and distributions to shareholders:
Class A	—	(88,145)
Class C	—	(22,979)
Class I	—	(76,549)
Class Y	—	(93,277)
Class Z	—	(1,143,838)
Total dividends and distributions to shareholders	—	(1,424,788)
Increase (decrease) from shares of beneficial interest transactions — Note 7:
Class A	43,804,954	(3,914,579)
Class C	5,048,492	(2,758,038)
Class I	(9,947,623)	21,490,284
Class Y	15,270,488	(67,924,953)
Class Z	182,643,192	71,898,962
Net increase from shares of beneficial interest transactions	236,819,503	18,791,676
Total increase	239,741,899	675,860,232
Net Assets:
Beginning of period	1,791,352,839	1,115,492,607
END OF PERIOD	$2,031,094,738	$1,791,352,839
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Mid Cap Growth Institutional Fund
	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
Net investment (loss)	$(246,144)	$(377,697)
Net realized gain on investments and foreign currency	7,356,120	3,670,600
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(7,484,157)	15,351,404
Net increase (decrease) in net assets resulting from operations	(374,181)	18,644,307
Net dividends and distributions to shareholders:
Class I	—	—
Class R	—	—
Class Z-2	—	—
Total dividends and distributions to shareholders	—	—
Increase (decrease) from shares of beneficial interest transactions — Note 7:
Class I	(3,728,339)	(10,391,995)
Class R	(191,167)	(510,051)
Class Z-2	(11,141,709)	3,923,891
Net decrease from shares of beneficial interest transactions	(15,061,215)	(6,978,155)
Total increase (decrease)	(15,435,396)	11,666,152
Net Assets:
Beginning of period	65,737,384	54,071,232
END OF PERIOD	$50,301,988	$65,737,384
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

Alger Small Cap Growth Institutional Fund
	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
Net investment (loss)	$(438,398)	$(1,202,287)
Net realized gain on investments and foreign currency	1,880,554	20,238,845
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(14,622,614)	7,269,226
Net increase (decrease) in net assets resulting from operations	(13,180,458)	26,305,784
Net dividends and distributions to shareholders:
Class I	(527,793)	—
Class R	(42,245)	—
Class Z-2	(319,641)	—
Total dividends and distributions to shareholders	(889,679)	—
Decrease from shares of beneficial interest transactions — Note 7:
Class I	(3,703,229)	(16,715,775)
Class R	(191,301)	(1,377,926)
Class Z-2	(4,180,021)	(23,987,489)
Net decrease from shares of beneficial interest transactions	(8,074,551)	(42,081,190)
Total decrease	(22,144,688)	(15,775,406)
Net Assets:
Beginning of period	89,675,156	105,450,562
END OF PERIOD	$67,530,468	$89,675,156
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Institutional Fund	Class I
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$44.93	$30.80	$27.32	$50.16	$43.16	$35.43
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.20)	(0.25)	(0.18)	(0.15)	(0.29)	(0.14)
Net realized and unrealized gain (loss) on investments	0.60	17.06	4.64	(14.69)	14.23	11.44
Total from investment operations	0.40	16.81	4.46	(14.84)	13.94	11.30
Distributions from net realized gains	(5.74)	(2.68)	(0.98)	(8.00)	(6.94)	(3.57)
Net asset value, end of period	$39.59	$44.93	$30.80	$27.32	$50.16	$43.16
Total return(c)	(0.71) %	57.90%	17.01%	(34.91) %	35.72%	34.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$951,953	$1,054,783	$976,912	$1,213,736	$2,313,493	$2,105,435
Ratio of net expenses to average net assets	1.26%	1.24%	1.25%	1.16%	1.12%	1.13%
Ratio of net investment loss to average net assets	(0.90) %	(0.65) %	(0.61) %	(0.45) %	(0.63) %	(0.36) %
Portfolio turnover rate	44.37%(d)	59.80%(d)	86.08%	106.51%	78.70%	83.95%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Institutional Fund	Class R
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$34.31	$24.17	$21.74	$41.74	$37.10	$31.05
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.22)	(0.33)	(0.24)	(0.24)	(0.41)	(0.26)
Net realized and unrealized gain (loss) on investments	0.63	13.15	3.65	(11.76)	11.99	9.88
Total from investment operations	0.41	12.82	3.41	(12.00)	11.58	9.62
Distributions from net realized gains	(5.74)	(2.68)	(0.98)	(8.00)	(6.94)	(3.57)
Net asset value, end of period	$28.98	$34.31	$24.17	$21.74	$41.74	$37.10
Total return(c)	(0.93) %	57.21%	16.53%	(35.20) %	35.10%	33.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$352,714	$395,539	$310,296	$314,106	$553,283	$520,172
Ratio of net expenses to average net assets	1.70%	1.69%	1.68%	1.59%	1.56%	1.58%
Ratio of net investment loss to average net assets	(1.34) %	(1.11) %	(1.05) %	(0.88) %	(1.07) %	(0.80) %
Portfolio turnover rate	44.37%(d)	59.80%(d)	86.08%	106.51%	78.70%	83.95%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Institutional Fund	Class Y
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$47.00	$32.00	$28.22	$51.36	$43.91	$35.86
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.12)	(0.11)	(0.06)	(0.01)	(0.13)	— (c)
Net realized and unrealized gain (loss) on investments	0.59	17.79	4.82	(15.13)	14.52	11.62
Total from investment operations	0.47	17.68	4.76	(15.14)	14.39	11.62
Distributions from net realized gains	(5.74)	(2.68)	(0.98)	(8.00)	(6.94)	(3.57)
Net asset value, end of period	$41.73	$47.00	$32.00	$28.22	$51.36	$43.91
Total return(d)	(0.52) %	58.48%	17.55%	(34.65) %	36.19%	35.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$365,025	$365,062	$327,807	$375,693	$678,853	$484,362
Ratio of gross expenses to average net assets	0.94%	0.93%	0.91%	0.84%	0.79%	0.82%
Ratio of expense reimbursements to average net assets	(0.06) %	(0.07) %	(0.10) %	(0.09) %	(0.04) %	(0.07) %
Ratio of net expenses to average net assets	0.88%	0.86%	0.81%	0.75%	0.75%	0.75%
Ratio of net investment loss to average net assets	(0.52) %	(0.28) %	(0.18) %	(0.04) %	(0.27) %	(0.01) %
Portfolio turnover rate	44.37%(e)	59.80%(e)	86.08%	106.51%	78.70%	83.95%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
(e)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Institutional Fund	Class Z-2
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$46.75	$31.85	$28.11	$51.23	$43.83	$35.82
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.12)	(0.13)	(0.06)	(0.05)	(0.14)	(0.02)
Net realized and unrealized gain (loss) on investments	0.59	17.71	4.78	(15.07)	14.48	11.60
Total from investment operations	0.47	17.58	4.72	(15.12)	14.34	11.58
Distributions from net realized gains	(5.74)	(2.68)	(0.98)	(8.00)	(6.94)	(3.57)
Net asset value, end of period	$41.48	$46.75	$31.85	$28.11	$51.23	$43.83
Total return(c)	(0.52) %	58.44%	17.48%	(34.70) %	36.13%	35.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$336,157	$305,220	$208,415	$289,885	$640,412	$539,253
Ratio of gross expenses to average net assets	0.94%	0.94%	0.92%	0.84%	0.79%	0.82%
Ratio of expense reimbursements to average net assets	(0.04) %	(0.06) %	(0.05) %	—	—	—
Ratio of net expenses to average net assets	0.90%	0.88%	0.87%	0.84%	0.79%	0.82%
Ratio of net investment loss to average net assets	(0.54) %	(0.31) %	(0.22) %	(0.13) %	(0.31) %	(0.05) %
Portfolio turnover rate	44.37%(d)	59.80%(d)	86.08%	106.51%	78.70%	83.95%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Focus Equity Fund	Class A
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$71.78	$44.69	$38.02	$65.10	$50.77	$37.33
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.19)	(0.17)	(0.10)	(0.10)	(0.25)	(0.07)
Net realized and unrealized gain (loss) on investments	0.89	27.31	6.79	(19.02)	17.97	14.29
Total from investment operations	0.70	27.14	6.69	(19.12)	17.72	14.22
Dividends from net investment income	—	(0.05)	(0.02)	—	—	(0.02)
Distributions from net realized gains	—	—	—	(7.96)	(3.39)	(0.76)
Net asset value, end of period	$72.48	$71.78	$44.69	$38.02	$65.10	$50.77
Total return(c)	0.97%	60.77%	17.62%	(33.34) %	36.37%	38.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$175,479	$133,839	$88,975	$70,778	$118,641	$89,028
Ratio of net expenses to average net assets	0.92%	0.95%	0.95%	0.95%	0.92%	0.95%
Ratio of net investment loss to average net assets	(0.50) %	(0.28) %	(0.24) %	(0.21) %	(0.43) %	(0.16) %
Portfolio turnover rate	71.22%(d)	92.43%	99.51%	126.01%(d)	107.82%	99.52%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Focus Equity Fund	Class C
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$64.36	$40.36	$34.58	$60.35	$47.63	$35.30
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.43)	(0.58)	(0.39)	(0.41)	(0.65)	(0.38)
Net realized and unrealized gain (loss) on investments	0.85	24.60	6.17	(17.40)	16.76	13.47
Total from investment operations	0.42	24.02	5.78	(17.81)	16.11	13.09
Dividends from net investment income	—	(0.02)	—	—	—	—
Distributions from net realized gains	—	—	—	(7.96)	(3.39)	(0.76)
Net asset value, end of period	$64.78	$64.36	$40.36	$34.58	$60.35	$47.63
Total return(c)	0.64%	59.55%	16.71%	(33.85) %	35.33%	37.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$83,205	$78,031	$51,040	$45,186	$70,664	$57,067
Ratio of net expenses to average net assets	1.70%	1.72%	1.72%	1.70%	1.68%	1.71%
Ratio of net investment loss to average net assets	(1.27) %	(1.05) %	(1.01) %	(0.96) %	(1.19) %	(0.91) %
Portfolio turnover rate	71.22%(d)	92.43%	99.51%	126.01%(d)	107.82%	99.52%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Focus Equity Fund	Class I
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$72.37	$45.06	$38.32	$65.54	$51.07	$37.56
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.19)	(0.15)	(0.09)	(0.07)	(0.23)	(0.03)
Net realized and unrealized gain (loss) on investments	0.91	27.51	6.85	(19.19)	18.09	14.37
Total from investment operations	0.72	27.36	6.76	(19.26)	17.86	14.34
Dividends from net investment income	—	(0.05)	(0.02)	—	— (c)	(0.07)
Distributions from net realized gains	—	—	—	(7.96)	(3.39)	(0.76)
Net asset value, end of period	$73.09	$72.37	$45.06	$38.32	$65.54	$51.07
Total return(d)	1.00%	60.84%	17.64%	(33.33) %	36.44%	38.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$92,319	$101,116	$46,035	$44,607	$77,895	$63,658
Ratio of gross expenses to average net assets	0.93%	0.94%	0.93%	0.91%	0.89%	0.93%
Ratio of expense reimbursements to average net assets	—	—	—	—	(0.01) %	(0.04) %
Ratio of net expenses to average net assets	0.93%	0.94%	0.93%	0.91%	0.88%	0.89%
Ratio of net investment loss to average net assets	(0.50) %	(0.25) %	(0.21) %	(0.15) %	(0.39) %	(0.06) %
Portfolio turnover rate	71.22%(e)	92.43%	99.51%	126.01%(e)	107.82%	99.52%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
(e)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Focus Equity Fund	Class Y
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$75.12	$46.62	$39.53	$67.15	$52.12	$38.29
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.07)	0.10	0.06	0.08	(0.06)	0.07
Net realized and unrealized gain (loss) on investments	0.95	28.47	7.07	(19.74)	18.50	14.65
Total from investment operations	0.88	28.57	7.13	(19.66)	18.44	14.72
Dividends from net investment income	—	(0.07)	(0.04)	—	(0.02)	(0.13)
Distributions from net realized gains	—	—	—	(7.96)	(3.39)	(0.76)
Net asset value, end of period	$76.00	$75.12	$46.62	$39.53	$67.15	$52.12
Total return(c)	1.16%	61.36%	18.05%	(33.10) %	36.84%	39.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$132,956	$116,474	$136,409	$126,406	$194,908	$121,688
Ratio of gross expenses to average net assets	0.62%	0.63%	0.64%	0.62%	0.61%	0.63%
Ratio of expense reimbursements to average net assets	(0.02) %	(0.05) %	(0.05) %	(0.04) %	(0.03) %	—
Ratio of net expenses to average net assets	0.60%	0.58%	0.59%	0.58%	0.58%	0.63%
Ratio of net investment income (loss) to average net assets	(0.17) %	0.15%	0.13%	0.16%	(0.10) %	0.16%
Portfolio turnover rate	71.22%(d)	92.43%	99.51%	126.01%(d)	107.82%	99.52%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Focus Equity Fund	Class Z
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$74.83	$46.46	$39.41	$67.00	$52.02	$38.21
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.08)	0.02	0.04	0.06	(0.08)	0.06
Net realized and unrealized gain (loss) on investments	0.94	28.42	7.05	(19.69)	18.47	14.64
Total from investment operations	0.86	28.44	7.09	(19.63)	18.39	14.70
Dividends from net investment income	—	(0.07)	(0.04)	—	(0.02)	(0.13)
Distributions from net realized gains	—	—	—	(7.96)	(3.39)	(0.76)
Net asset value, end of period	$75.69	$74.83	$46.46	$39.41	$67.00	$52.02
Total return(c)	1.15%	61.29%	18.00%	(33.13) %	36.81%	39.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,547,135	$1,361,893	$793,033	$763,788	$1,167,256	$746,122
Ratio of gross expenses to average net assets	0.63%	0.64%	0.63%	0.62%	0.61%	0.63%
Ratio of expense reimbursements to average net assets	—	(0.01) %	—	—	—	—
Ratio of net expenses to average net assets	0.63%	0.63%	0.63%	0.62%	0.61%	0.63%
Ratio of net investment income (loss) to average net assets	(0.20) %	0.03%	0.09%	0.12%	(0.13) %	0.13%
Portfolio turnover rate	71.22%(d)	92.43%	99.51%	126.01%(d)	107.82%	99.52%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Institutional Fund	Class I
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$23.24	$17.11	$17.14	$50.80	$40.47	$31.04
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.10)	(0.13)	(0.16)	(0.19)	(0.45)	(0.27)
Net realized and unrealized gain (loss) on investments	(0.46)	6.26	0.13	(13.62)	16.11	12.27
Total from investment operations	(0.56)	6.13	(0.03)	(13.81)	15.66	12.00
Distributions from net realized gains	—	—	—	(19.85)	(5.33)	(2.57)
Net asset value, end of period	$22.68	$23.24	$17.11	$17.14	$50.80	$40.47
Total return(c)	(2.41) %	35.83%	(0.17) %	(39.51) %	41.08%	41.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$37,316	$41,818	$39,102	$42,477	$85,297	$86,228
Ratio of gross expenses to average net assets	1.37%	1.39%	1.45%	1.43%	1.27%	1.35%
Ratio of expense reimbursements to average net assets	(0.10) %	(0.08) %	—	—	—	—
Ratio of net expenses to average net assets	1.27%	1.31%	1.45%	1.43%	1.27%	1.35%
Ratio of net investment loss to average net assets	(0.84) %	(0.61) %	(0.88) %	(0.89) %	(0.97) %	(0.80) %
Portfolio turnover rate	44.35%	56.01%	79.60%	199.22%	171.43%	180.30%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Institutional Fund	Class R
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$17.70	$13.10	$13.19	$44.37	$36.07	$28.06
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.13)	(0.19)	(0.19)	(0.22)	(0.59)	(0.36)
Net realized and unrealized gain (loss) on investments	(0.35)	4.79	0.10	(11.11)	14.22	10.94
Total from investment operations	(0.48)	4.60	(0.09)	(11.33)	13.63	10.58
Distributions from net realized gains	—	—	—	(19.85)	(5.33)	(2.57)
Net asset value, end of period	$17.22	$17.70	$13.10	$13.19	$44.37	$36.07
Total return(c)	(2.71) %	35.12%	(0.68) %	(39.77) %	40.42%	41.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$4,690	$4,999	$4,099	$4,282	$7,426	$6,093
Ratio of net expenses to average net assets	1.82%	1.85%	1.91%	1.88%	1.75%	1.83%
Ratio of net investment loss to average net assets	(1.39) %	(1.16) %	(1.34) %	(1.33) %	(1.46) %	(1.22) %
Portfolio turnover rate	44.35%	56.01%	79.60%	199.22%	171.43%	180.30%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Institutional Fund	Class Z-2
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$24.26	$17.81	$17.76	$51.68	$40.99	$31.31
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.07)	(0.07)	(0.08)	(0.10)	(0.32)	(0.16)
Net realized and unrealized gain (loss) on investments	(0.50)	6.52	0.13	(13.97)	16.34	12.41
Total from investment operations	(0.57)	6.45	0.05	(14.07)	16.02	12.25
Distributions from net realized gains	—	—	—	(19.85)	(5.33)	(2.57)
Net asset value, end of period	$23.69	$24.26	$17.81	$17.76	$51.68	$40.99
Total return(c)	(2.31) %	36.22%	0.28%	(39.24) %	41.50%	42.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$8,296	$18,920	$10,870	$10,696	$25,469	$17,452
Ratio of gross expenses to average net assets	1.03%	1.06%	1.12%	1.09%	0.97%	1.05%
Ratio of expense reimbursements to average net assets	(0.01) %	(0.06) %	(0.11) %	(0.10) %	—	(0.01) %
Ratio of net expenses to average net assets	1.02%	1.00%	1.01%	0.99%	0.97%	1.04%
Ratio of net investment loss to average net assets	(0.58) %	(0.32) %	(0.45) %	(0.46) %	(0.68) %	(0.48) %
Portfolio turnover rate	44.35%	56.01%	79.60%	199.22%	171.43%	180.30%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth Institutional Fund	Class I
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$16.82	$13.36	$15.10	$31.70	$25.77	$21.49
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.10)	(0.20)	(0.15)	(0.19)	(0.32)	(0.24)
Net realized and unrealized gain (loss) on investments	(2.59)	3.66	(1.59)	(11.05)	7.80	8.32
Total from investment operations	(2.69)	3.46	(1.74)	(11.24)	7.48	8.08
Dividends from net investment income	—	—	—	—	—	(0.03)
Distributions from net realized gains	(0.17)	—	—	(5.36)	(1.55)	(3.77)
Net asset value, end of period	$13.96	$16.82	$13.36	$15.10	$31.70	$25.77
Total return(c)	(16.17) %	25.82%	(11.52) %	(40.86) %	29.64%	44.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$40,800	$52,983	$55,483	$80,965	$180,795	$152,183
Ratio of net expenses to average net assets	1.38%	1.41%	1.38%	1.30%	1.24%	1.30%
Ratio of net investment loss to average net assets	(1.18) %	(1.26) %	(0.99) %	(1.04) %	(1.04) %	(1.10) %
Portfolio turnover rate	17.99%	48.95%	29.53%	14.95%	41.10%	23.78%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth Institutional Fund	Class R
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$11.58	$9.24	$10.50	$24.00	$19.92	$17.48
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.09)	(0.19)	(0.15)	(0.19)	(0.35)	(0.27)
Net realized and unrealized gain (loss) on investments	(1.77)	2.53	(1.11)	(7.95)	5.98	6.48
Total from investment operations	(1.86)	2.34	(1.26)	(8.14)	5.63	6.21
Distributions from net realized gains	(0.17)	—	—	(5.36)	(1.55)	(3.77)
Net asset value, end of period	$9.55	$11.58	$9.24	$10.50	$24.00	$19.92
Total return(c)	(16.40) %	25.33%	(12.00) %	(41.11) %	29.02%	43.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$2,240	$2,940	$3,459	$4,791	$9,751	$9,940
Ratio of net expenses to average net assets	1.84%	1.88%	1.84%	1.73%	1.73%	1.80%
Ratio of net investment loss to average net assets	(1.64) %	(1.73) %	(1.46) %	(1.47) %	(1.51) %	(1.58) %
Portfolio turnover rate	17.99%	48.95%	29.53%	14.95%	41.10%	23.78%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth Institutional Fund	Class Z-2
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$17.36	$13.73	$15.47	$32.23	$26.10	$21.76
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.07)	(0.14)	(0.09)	(0.14)	(0.24)	(0.18)
Net realized and unrealized gain (loss) on investments	(2.69)	3.77	(1.65)	(11.26)	7.92	8.42
Total from investment operations	(2.76)	3.63	(1.74)	(11.40)	7.68	8.24
Dividends from net investment income	—	—	—	—	—	(0.13)
Distributions from net realized gains	(0.17)	—	—	(5.36)	(1.55)	(3.77)
Net asset value, end of period	$14.43	$17.36	$13.73	$15.47	$32.23	$26.10
Total return(c)	(16.06) %	26.44%	(11.25) %	(40.65) %	30.05%	44.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$24,490	$33,752	$46,508	$86,007	$169,918	$98,954
Ratio of gross expenses to average net assets	1.04%	1.11%	1.05%	0.98%	0.94%	0.99%
Ratio of expense reimbursements to average net assets	(0.04) %	(0.10) %	(0.05) %	—	—	(0.01) %
Ratio of net expenses to average net assets	1.00%	1.01%	1.00%	0.98%	0.94%	0.98%
Ratio of net investment loss to average net assets	(0.80) %	(0.86) %	(0.60) %	(0.71) %	(0.76) %	(0.79) %
Portfolio turnover rate	17.99%	48.95%	29.53%	14.95%	41.10%	23.78%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of  shares of  beneficial interest in four series – Alger Capital Appreciation Institutional Fund, Alger Focus Equity Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of  long-term capital appreciation.
Each Fund offers one or more of  the following share classes: Class A, C, I, R, Y, Z and Z-2. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R, Y, Z and Z-2 shares are generally sold to institutional investors and are sold without an initial or deferred sales charge and Class Y, Z and Z-2 shares are generally subject to a minimum initial investment of $500,000. Class C shares will automatically convert to Class A shares on the fifth business day of  the month following the eighth anniversary of  the purchase date of  a shareholder’s Class C shares, without the imposition of  any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of  the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of  the Fund’s assets).
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the "Board"). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds' investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 9.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(b) Cash: Cash includes U.S. dollars, if applicable.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
(d) Foreign Currency Transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statements of Operations.
(e) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Funds on the ex-dividend date. Dividends from net investment income, if available, and distributions from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned. Each share class is treated separately in determining the amount of dividends from net investment income payable to holders of its shares.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. federal income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses, passive foreign investment companies, and foreign currency transactions. The reclassifications are done annually at year-end and have no impact on the net asset values of the Funds and are designed to present each Fund’s capital accounts on a tax basis.
(f) Federal Income Taxes: It is each Fund’s policy to comply with the requirements of the U.S. Internal Revenue Code Subchapter M applicable to

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Funds maintain such compliance, no U.S. federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Funds file income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Funds' tax returns remains open for the tax years 2021-2024. Alger Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
(g) Allocation Methods: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund are allocated among the Fund’s classes based on relative net assets, with the exception of distribution fees, transfer agency fees, and shareholder servicing and related fees.
(h) Segment Reporting: During the six months ended April 30, 2025, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. The Principal Executive Officer of the Funds acts as the Funds’ CODM. Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund, including each Fund’s portfolio composition, total return, expense ratio, and changes in net assets. Each Fund’s long-term strategic asset allocation is determined in accordance with the terms of each Fund’s prospectus, based on a defined investment strategy which is executed by the Investment Manager.
(i) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. These unaudited Financial Statements reflect all adjustments that are, in the opinion of management, necessary to present a fair statement of results of

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the semi-annual period. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust's Investment Advisory Agreement with the Investment Manager, are payable monthly and computed based on the following annual rates. The actual rate paid as a percentage of average daily net assets, for the six months ended April 30, 2025, is set forth below under the heading “Actual Rate”:

	Tier 1	Tier 2	Tier 3	Tier 4	Tier 5	Actual Rate
Alger Capital Appreciation Institutional Fund(a)	0.81%	0.65%	0.60%	0.55%	0.45%	0.79%
Alger Focus Equity Fund(b)	0.52	—	—	—	—	0.52
Alger Mid Cap Growth Institutional Fund(c)	0.76	0.70	—	—	—	0.76
Alger Small Cap Growth Institutional Fund(c)	0.81	0.75	—	—	—	0.81

(a)
Tier 1 rate is paid on assets up to $2 billion, Tier 2 rate is paid on assets between $2 billion and $3 billion, Tier 3 rate is paid on assets between $3 billion and $4 billion, Tier 4 rate is paid on assets between $4 billion and $5 billion, and
Tier 5 rate is paid on assets in excess of $5 billion.

(b)	Tier 1 rate is paid on all assets.
(c)	Tier 1 rate is paid on assets up to $1 billion and Tier 2 rate is paid on assets in excess of $1 billion.
Alger Management has contractually agreed to waive and/or reimburse other expenses and any applicable share class-specific exenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage expenses, fees in connection with the ReFlow liquidity program ("ReFlow"), extraordinary expenses, and certain proxy expenses, to the extent applicable) through October 31, 2026 to the extent necessary to limit such expenses to the rates listed in the table below, based on average daily net assets. For the avoidance of doubt, this contractual agreement does not include advisory fees. On October 22, 2024, the Board approved exclusion of all cost related to the August 16, 2024 joint special meeting of shareholders from the expense reimbursement with Alger Management. On February 18, 2025, the Board approved exclusion of all costs related to the

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 16, 2025 joint special meeting of shareholders in the Alger Focus Equity Fund, from the expense reimbursement with Alger Management.

	CLASS							FEES WAIVED / REIMBURSED FOR THE SIX MONTHS ENDED APRIL 30, 2025
	A	C	I	R	Y	Z	Z-2
Alger Capital Appreciation Institutional Fund	— %	— %	— %	— %	0.03%	— %	0.05%	$174,328
Alger Focus Equity Fund	—	—	—	—	0.06	0.11	—	16,207
Alger Mid Cap Growth Institutional Fund	—	—	0.48	—	—	—	0.23	20,625
Alger Small Cap Growth Institutional Fund	—	—	—	—	—	—	0.18	7,050

Alger Management may recoup any fees waived or expenses reimbursed pursuant to the contract; however, a Fund will only make repayments to the Investment Manager if such repayment does not cause a Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) a Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed. For the six months ended April 30, 2025, the recoupments made by the Alger Mid Cap Growth Institutional Fund to the Investment Manager was $6. There were no recoupments made by the Alger Capital Appreciation Institutional Fund, Alger Focus Equity Fund or Alger Small Cap Institutional Fund to the Investment Manager.
(b) Administration Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust's Fund Administration Agreement with the Investment Manager, are payable monthly and computed based on the average daily net assets of each Fund at the annual rate of 0.0275%.
(c) Distribution Fees:
Class A Shares: The Trust has adopted a Distribution Plan pursuant to which Class A shares of  Alger Focus Equity Fund pay Fred Alger & Company, LLC, the Trust’s distributor and an affiliate of  the Investment Manager (the “Distributor” or “Alger LLC”), a fee at the annual rate of  0.25% of  the respective average daily net assets of  the Class A shares of  the Fund to compensate Alger LLC for its activities and expenses incurred in distributing and/or administering Class A shares and/or shareholder servicing. The fees paid may be more or less than the expenses incurred by Alger LLC.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Class C Shares: The Trust has adopted a Distribution Plan pursuant to which Class C shares of  Alger Focus Equity Fund pays Alger LLC a fee at the annual rate of  1% of  the average daily net assets of  the Class C shares of  the Fund to compensate Alger LLC for its activities and expenses incurred in distributing and/or servicing the Class C shares. The fees paid may be more or less than the expenses incurred by Alger LLC.
Class R Shares: The Trust has adopted a Distribution Plan pursuant to which Class R shares of  each Fund issuing such shares pays Alger LLC a fee at the annual rate of  0.50% of  the respective average daily net assets of  the Class R shares of  the designated Fund to compensate Alger LLC for its activities and expenses incurred in distributing the Class R shares. The fees paid may be more or less than the expenses incurred by Alger LLC.
(d) Sales Charges: Sales of shares of the Funds may be subject to contingent deferred sales charges. The contingent deferred sales charges are used by Alger LLC to offset distribution expenses previously incurred. Sales charges do not represent expenses of a Fund. For the six months ended April 30, 2025, contingent deferred sales charges imposed, all of which were retained by Alger LLC, were as follows:

CONTINGENT DEFERRED SALES CHARGES
Alger Focus Equity Fund	$25,928
(e) Brokerage Commissions: During the six months ended April 30, 2025, Alger Capital Appreciation Institutional Fund, Alger Focus Equity Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund paid Alger LLC commissions of  $103,100, $130,377, $4,486 and $6,553, respectively, in connection with securities transactions.
(f) Shareholder Administrative Fees: The Trust has entered into a Shareholder Administrative Services Agreement with Alger Management to compensate Alger Management for its liaising with, and providing administrative oversight of, the Trust’s transfer agent, and for other related services. The Funds compensate Alger Management at the annual rate of  0.0165% of  their respective average daily net assets for the Class A and Class C shares and 0.01% of  their respective average daily net assets for the Class I, Class R, Class Y, Class Z and Class Z-2 shares for these services.
Alger Management makes payments to intermediaries that provide sub-accounting services to omnibus accounts invested in the Funds. A portion of  the fees paid by Alger Management to intermediaries that provide sub-accounting services are charged back to the appropriate Fund, subject to certain limitations, as approved by the Board. For the six months ended April 30, 2025, Alger

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Management charged back to Alger Capital Appreciation Institutional Fund, Alger Focus Equity Fund, Alger Mid Cap Growth Institutional Fund, and Alger Small Cap Growth Institutional Fund, $425,965, $71,963, $16,837 and $19,593, respectively, for these services, which are included in transfer agent fees in the accompanying Statements of Operations.
(g) Trustee Fees: Effective January 1, 2025, each trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustee”), receives a fee of $170,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings. The term “Alger Fund Complex” refers to the Trust, The Alger Funds, The Alger Funds II, The Alger Portfolios, Alger Global Equity Fund (formerly Alger Global Focus Fund) and The Alger ETF Trust, each of which is a registered investment company managed by Alger Management. The Independent Trustee appointed as Chairman of the Board receives additional compensation of $26,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $10,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex. Independent Trustees who are not members of the Audit Committee but attend Audit Committee meetings will receive a stipend of $10,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.
Prior to January 1, 2025, each Independent Trustee received a fee of $165,400 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings, the Chair of the Board received an additional compensation of $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex; and each member of the Audit Committee received a fee of $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.
The Board has adopted a policy requiring Independent Trustees to receive a minimum of 10% of their annual compensation in shares of one or more of the funds in the Alger Fund Complex.
(h) Interfund Trades: The Funds may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie Capital, LLC or Redwood Investments, LLC, affiliates of Alger Management. For the six months ended April 30, 2025, these purchases and sales were as follows:

	PURCHASES	SALES	REALIZED GAIN
Alger Small Cap Growth Institutional Fund	$194,225	$—	$—
(i) Interfund Loans: The Funds, along with other funds in the Alger Fund Complex, may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions,

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

each Fund may lend uninvested cash in an amount up to 15% of its net assets to other funds in the Alger Fund Complex. If a Fund has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of the Fund’s total assets, such Fund will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight U.S. Treasury money market rate and bank loan rate available to the Funds. There were no interfund loans outstanding as of April 30, 2025.
For the six months ended April 30, 2025, Alger Capital Appreciation Institutional Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund incurred interfund loan interest expenses of $99,329, $4,391 and $208, respectively, which are included in interest expense in the accompanying Statements of Operations.
(j) Other Transactions with Affiliates: Certain officers and one Trustee of the Trust are directors and/or officers of Alger Management, the Distributor, or their affiliates. At April 30, 2025, Alger Management and its affiliated entities owned the following shares:

	SHARE CLASS
	A	C	I	Y	Z	Z-2
Alger Capital Appreciation Institutional Fund	—	—	—	—	—	4,935
Alger Focus Equity Fund	14,604	—	—	—	38,752	—
Alger Mid Cap Growth Institutional Fund	—	—	—	—	—	—
Alger Small Cap Growth Institutional Fund	—	—	—	—	—	7,733
(k) Shareholder Servicing Fees:  The Trust has entered into a shareholder servicing agreement  with Alger LLC whereby Alger LLC provides Class I and Class R shares of  the applicable Funds with ongoing servicing of  shareholder accounts. As compensation for such services, the Class I and Class R shares of  each applicable Fund pay Alger LLC a fee at an annual rate of  0.25% of  the value of  the average daily net assets of  those classes. The fees paid may be more or less than the expenses incurred by Alger LLC.
NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by each Fund, other than U.S. Government securities, in-kind transactions, and short-term securities, for the six months ended April 30, 2025:

	PURCHASES	SALES
Alger Capital Appreciation Institutional Fund	$966,376,117	$1,045,920,194
Alger Focus Equity Fund	1,686,322,512	1,402,351,215
Alger Mid Cap Growth Institutional Fund	26,232,591	42,309,823
Alger Small Cap Growth Institutional Fund	14,687,279	26,751,298

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 5 — Borrowings:

The Funds may borrow from Bank of New York (the "Custodian") on an uncommitted basis. Each Fund pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates. Borrowings from the Custodian at April 30, 2025, if any, are included in Bank overdraft in the Statements of Assets and Liabilities. The Funds may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(i). For the six months ended April 30, 2025, the Funds had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Capital Appreciation Institutional Fund	$16,725,315	6.25%
Alger Focus Equity Fund	1,498,332	6.35
Alger Mid Cap Growth Institutional Fund	170,737	5.58
Alger Small Cap Growth Institutional Fund	11,750	5.88
The highest amount borrowed from the Custodian and other funds in the Alger Fund Complex during the six months ended April 30, 2025 by each Fund was as follows:

HIGHEST BORROWING
Alger Capital Appreciation Institutional Fund	$53,193,802
Alger Focus Equity Fund	32,500,003
Alger Mid Cap Growth Institutional Fund	8,209,000
Alger Small Cap Growth Institutional Fund	870,193
NOTE 6 — Liquidity:

The Funds may participate in the ReFlow liquidity program. Pursuant to the program and subject to certain conditions, ReFlow provides participating Funds with a source of cash to meet net shareholder redemptions by purchasing Fund shares at NAV in an amount up to the value of the net shares redeemed from a Fund. Following the purchase of Fund shares, ReFlow then generally redeems those shares when a Fund experiences net sales, or at the end of a maximum holding period determined by ReFlow (currently at eight days), or at other times at a Fund's or ReFlow’s discretion.
While ReFlow holds a Fund’s shares, it has the same rights and privileges with respect to those shares as any other shareholder. However, investments in a Fund by ReFlow in connection with the ReFlow program are not subject to the Funds’ purchase and sale limitations. In the event a Fund uses the ReFlow liquidity program, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares. The fee is calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. The current

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow. ReFlow's purchases of a Fund's shares through the liquidity program are made on an investment-blind basis without regard to a Fund's investment objective, policies or anticipated performance. In accordance with U.S. federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow purchases a Fund’s lowest-cost share class at NAV and will not be subject to any investment minimum applicable to such shares. ReFlow will periodically redeem its entire share position in a Fund. When ReFlow redeems all or part of a position in a Fund, the Fund may pay all or a portion of such redemption in kind, as discussed in Note 7. ReFlow fees that were incurred by the Funds during the period ended April 30, 2025 are recorded within the Statements of Operations as other expenses.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 7 — Share Capital:

The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into four series. Each series is divided into separate classes. During the six months ended April 30, 2025 and the year ended October 31, 2024, transactions of shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED April 30, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Capital Appreciation Institutional Fund
Class I:
Shares sold	2,037,986	$88,898,186	3,330,508	$129,818,928
Dividends reinvested	2,843,863	128,770,123	2,481,391	80,719,652
Redemptions in kind*	—	—	(1,977,751)	(84,101,911)
Shares redeemed	(4,313,013)	(188,905,023)	(12,074,096)	(462,883,003)
Net increase (decrease)	568,836	$28,763,286	(8,239,948)	$(336,446,334)
Class R:
Shares sold	735,041	$23,319,713	1,142,131	$34,127,985
Dividends reinvested	1,945,844	64,602,007	1,345,119	33,547,262
Shares redeemed	(2,039,295)	(65,376,531)	(3,794,292)	(113,349,178)
Net increase (decrease)	641,590	$22,545,189	(1,307,042)	$(45,673,931)
Class Y:
Shares sold	2,365,483	$106,569,575	1,626,854	$65,373,750
Dividends reinvested	837,090	39,887,347	738,572	25,044,963
Redemptions in kind*	(742,988)	(31,086,822)	—	—
Shares redeemed	(1,479,045)	(66,406,219)	(4,842,192)	(195,916,442)
Net increase (decrease)	980,540	$48,963,881	(2,476,766)	$(105,497,729)
Class Z-2:
Shares sold	1,874,154	$84,842,225	1,636,325	$63,407,207
Dividends reinvested	811,084	38,421,025	503,986	17,004,499
Shares redeemed	(1,108,978)	(49,844,075)	(2,155,523)	(85,457,294)
Net increase (decrease)	1,576,260	$73,419,175	(15,212)	$(5,045,588)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED April 30, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Focus Equity Fund
Class A:
Shares sold	997,841	$77,195,136	511,907	$32,600,974
Shares converted from Class C	5,447	411,756	26,638	1,630,530
Dividends reinvested	—	—	1,694	86,580
Shares redeemed	(446,813)	(33,801,938)	(666,423)	(38,232,663)
Net increase (decrease)	556,475	$43,804,954	(126,184)	$(3,914,579)
Class C:
Shares sold	167,220	$11,578,678	205,763	$11,007,092
Shares converted to Class A	(6,075)	(411,756)	(29,584)	(1,630,530)
Dividends reinvested	—	—	489	22,583
Shares redeemed	(89,061)	(6,118,430)	(228,837)	(12,157,183)
Net increase (decrease)	72,084	$5,048,492	(52,169)	$(2,758,038)
Class I:
Shares sold	668,824	$52,899,316	1,027,414	$60,030,528
Dividends reinvested	—	—	1,420	73,150
Shares redeemed	(802,943)	(62,846,939)	(653,403)	(38,613,394)
Net (decrease) increase	(134,119)	$(9,947,623)	375,431	$21,490,284
Class Y:
Shares sold	951,310	$72,147,937	611,312	$40,157,317
Dividends reinvested	—	—	1,398	74,525
Redemptions in kind*	(152,036)	(11,538,352)	—	—
Shares redeemed	(600,178)	(45,339,097)	(1,988,000)	(108,156,795)
Net increase (decrease)	199,096	$15,270,488	(1,375,290)	$(67,924,953)
Class Z:
Shares sold	5,281,639	$423,246,107	4,509,911	$285,193,504
Dividends reinvested	—	—	21,479	1,141,181
Shares redeemed	(3,041,223)	(240,602,915)	(3,400,873)	(214,435,723)
Net increase	2,240,416	$182,643,192	1,130,517	$71,898,962

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED April 30, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Mid Cap Growth Institutional Fund
Class I:
Shares sold	120,856	$2,977,763	180,618	$3,872,510
Dividends reinvested	—	—	—	—
Shares redeemed	(274,564)	(6,706,102)	(666,699)	(14,264,505)
Net decrease	(153,708)	$(3,728,339)	(486,081)	$(10,391,995)
Class R:
Shares sold	37,726	$677,494	53,885	$891,438
Dividends reinvested	—	—	—	—
Shares redeemed	(47,781)	(868,661)	(84,348)	(1,401,489)
Net decrease	(10,055)	$(191,167)	(30,463)	$(510,051)
Class Z-2:
Shares sold	43,380	$1,124,739	315,553	$7,232,068
Dividends reinvested	—	—	—	—
Shares redeemed	(473,058)	(12,266,448)	(146,128)	(3,308,177)
Net (decrease) increase	(429,678)	$(11,141,709)	169,425	$3,923,891

Alger Small Cap Growth Institutional Fund
Class I:
Shares sold	117,774	$1,865,640	470,533	$7,387,595
Dividends reinvested	28,597	520,472	—	—
Shares redeemed	(373,407)	(6,089,341)	(1,473,606)	(24,103,370)
Net decrease	(227,036)	$(3,703,229)	(1,003,073)	$(16,715,775)
Class R:
Shares sold	18,896	$207,212	34,164	$371,540
Dividends reinvested	3,300	41,182	—	—
Shares redeemed	(41,454)	(439,695)	(154,559)	(1,749,466)
Net decrease	(19,258)	$(191,301)	(120,395)	$(1,377,926)
Class Z-2:
Shares sold	112,703	$1,895,762	397,102	$6,466,397
Dividends reinvested	16,883	317,409	—	—
Shares redeemed	(377,637)	(6,393,192)	(1,839,402)	(30,453,886)
Net decrease	(248,051)	$(4,180,021)	(1,442,300)	$(23,987,489)

*	Certain shareholders of the Fund redeemed shares in-kind.
Redemptions In-Kind: A Fund may make payment for Fund shares redeemed wholly or in part by transferring portfolio securities to shareholders. For the six months ended April 30, 2025, the Alger Capital Appreciation Institutional Fund and Alger Focus Equity Fund had redemptions in-kind with total proceeds in the amount of $31,086,822 and $11,538,352, respectively. The net realized gains on

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

these redemptions in-kind amounted to $24,970,265 and $7,886,523, respectively, which are not considered taxable for federal income tax purposes.
NOTE 8 — Income Tax Information:

At October 31, 2024, the Alger Focus Equity Fund and the Alger Mid Cap Growth Institutional Fund, for federal income tax purposes, had capital loss carryforwards of $28,637,842 and $17,598,729, respectively. These amounts will not be subject to expiration under the Regulated Investment Company Modernization Act of 2010, and these amounts may be applied against future net realized gains until their utilization.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, U.S. Internal Revenue Code Section 988 currency transactions, tax treatment of partnership investments, the realization of unrealized appreciation of passive foreign investment companies, and the return of capital from real estate investment trust investments.
The Funds accrue tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.
NOTE 9 — Fair Value Measurements:

The following is a summary of the inputs used as of April 30, 2025 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$341,956,301	$341,956,301	$—	$—
Consumer Discretionary	265,989,577	265,833,923	155,654	—
Energy	3,648,255	3,648,255	—	—
Financials	116,445,304	116,445,304	—	—
Health Care	135,504,682	135,504,682	—	—
Industrials	134,283,426	134,283,426	—	—
Information Technology	904,380,385	904,380,385	—	—
Materials	2,484,713	2,484,713	—	—
Utilities	72,663,392	72,663,392	—	—
TOTAL COMMON STOCKS	$1,977,356,035	$1,977,200,381	$155,654	$—
PREFERRED STOCKS
Information Technology	29,484,251	—	—	29,484,251
SPECIAL PURPOSE VEHICLE
Information Technology	2,009,205	—	—	2,009,205
TOTAL INVESTMENTS IN SECURITIES	$2,008,849,491	$1,977,200,381	$155,654	$31,493,456

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Focus Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$357,999,577	$357,999,577	$—	$—
Consumer Discretionary	209,712,162	209,712,162	—	—
Energy	4,661,918	4,661,918	—	—
Financials	123,949,960	123,949,960	—	—
Health Care	136,602,531	136,602,531	—	—
Industrials	179,914,824	179,914,824	—	—
Information Technology	776,746,070	776,746,070	—	—
Materials	7,203,153	7,203,153	—	—
Utilities	120,800,742	120,800,742	—	—
TOTAL COMMON STOCKS	$1,917,590,937	$1,917,590,937	$—	$—
PREFERRED STOCKS
Health Care	— [1]	—	—	— [1]
Information Technology	73,740,174	—	—	73,740,174
TOTAL PREFERRED STOCKS	$73,740,174	$—	$—	$73,740,174
SHORT-TERM INVESTMENTS
Money Market Funds	41,046,157	41,046,157	—	—
TOTAL INVESTMENTS IN SECURITIES	$2,032,377,268	$1,958,637,094	$—	$73,740,174

Alger Mid Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$3,557,993	$3,557,993	$—	$—
Consumer Discretionary	5,102,350	5,102,350	—	—
Consumer Staples	280,580	280,580	—	—
Financials	5,724,269	5,724,269	—	—
Health Care	3,959,553	3,959,553	—	—
Industrials	11,115,185	11,115,185	—	—
Information Technology	14,760,732	14,760,732	—	—
Materials	718,901	718,901	—	—
Real Estate	2,244,508	2,244,508	—	—
Utilities	1,709,241	1,709,241	—	—
TOTAL COMMON STOCKS	$49,173,312	$49,173,312	$—	$—
PREFERRED STOCKS
Health Care	— [1]	—	—	— [1]
Information Technology	280,196	—	—	280,196
TOTAL PREFERRED STOCKS	$280,196	$—	$—	$280,196
RIGHTS
Health Care	— [2]	—	—	— [2]
SPECIAL PURPOSE VEHICLE
Information Technology	506,385	—	—	506,385
WARRANTS
Information Technology	— [3]	—	— [3]	—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$987,894	$987,894	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$50,947,787	$50,161,206	$—	$786,581

Alger Small Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$409,510	$409,510	$—	$—
Consumer Discretionary	9,287,768	9,287,768	—	—
Consumer Staples	2,208,388	2,208,388	—	—
Energy	306,526	306,526	—	—
Financials	1,765,329	1,765,329	—	—
Health Care	17,296,835	17,233,585	—	63,250
Industrials	10,634,314	10,634,314	—	—
Information Technology	17,738,382	17,738,382	—	—
Materials	94,869	94,869	—	—
Utilities	327,227	327,227	—	—
TOTAL COMMON STOCKS	$60,069,148	$60,005,898	$—	$63,250
PREFERRED STOCKS
Health Care	166,099 [1]	—	—	166,099 [1]
Information Technology	3,062,461	—	—	3,062,461
TOTAL PREFERRED STOCKS	$3,228,560	$—	$—	$3,228,560
RIGHTS
Health Care	41,703 [2]	—	—	41,703 [2]
SPECIAL PURPOSE VEHICLE
Information Technology	1,045,440	—	—	1,045,440
SHORT-TERM INVESTMENTS
Money Market Funds	3,357,768	3,357,768	—	—
TOTAL INVESTMENTS IN SECURITIES	$67,742,619	$63,363,666	$—	$4,378,953

[1]
Each of Alger Focus Equity Fund's, Alger Mid Cap Growth Institutional Fund's and Alger Small Cap Growth Institutional
Fund's holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of April 30, 2025.

[2]
Each of Alger Mid Cap Growth Institutional Fund's and Alger Small Cap Growth Institutional Fund's holdings of Tolero
CDRs are classified as a Level 3 investment and are fair valued at zero as of April 30, 2025.

[3]
Alger Mid Cap Growth Institutional Fund's holdings of Constellation Software, Inc. warrants expiring March 31, 2040, are classified as a Level 2 investment and are fair valued at zero as of April 30, 2025.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Preferred Stocks
Opening balance at November 1, 2024	$7,667,569
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(343,265)
Purchases and Sales/Distributions
Purchases	22,159,947
Sales/Distributions	—
Closing balance at April 30, 2025	29,484,251
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$(343,265)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$2,671,929
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(662,724)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	2,009,205
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$(662,724)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Focus Equity Fund	Preferred Stocks
Opening balance at November 1, 2024	$14,839,477*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	58,900,697
Sales/Distributions	—
Closing balance at April 30, 2025	73,740,174*
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2024	$280,196*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	280,196*
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2024	$131,108
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(131,108)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$(131,108)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$673,413
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(167,028)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	506,385
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$(167,028)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Common Stocks
Opening balance at November 1, 2024	$1,546,106
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,482,856)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	63,250
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$(1,482,856)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2024	$4,283,941*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,055,381)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	3,228,560*
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$(1,055,381)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2024	$203,664
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(161,961)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	41,703
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$(161,961)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$1,390,272
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(344,832)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	1,045,440
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$(344,832)

*	Includes securities that are fair valued at zero.
**	Net change in unrealized appreciation (depreciation) is included in the net change in unrealized appreciation (depreciation) on investments in the accompanying Statements of Operations.
The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of April 30, 2025. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value April 30, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Capital Appreciation Institutional Fund
Preferred Stocks	$29,484,251	Market Approach	Revenue Multiple	7.00x-22.88x	14.25x
Special Purpose Vehicle	2,009,205	Market Approach	Revenue Multiple	7.00x	N/A*
Alger Focus Equity Fund
Preferred Stocks	73,740,174	Market Approach	Revenue Multiple	10.15x-22.88x	15.45x
	—**	Income Approach	Discount Rate	100%	N/A*
Alger Mid Cap Growth Institutional Fund
Preferred Stocks	280,196	Market Approach	Revenue Multiple	22.88x	N/A*
	—**	Income Approach	Discount Rate	100%	N/A
Rights	—***	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A* N/A*
Special Purpose Vehicle	506,385	Market Approach	Revenue Multiple	7.00x	N/A*
Alger Small Cap Growth Institutional Fund
Common Stocks	63,250	Market Approach	Revenue Multiple	1.33x	N/A*
Preferred Stocks	—**	Income Approach	Discount Rate	100%	N/A*
	3,228,560	Market Approach	Revenue Multiple	1.33x-7.00x	6.68
Rights	—***	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A* N/A*
	41,703	Income Approach	Discount Rate Probability of Success	5.09% 12.00%-44.00%	5.09% 39.12%
Special Purpose Vehicle	1,045,440	Market Approach	Revenue Multiple	7.00x	N/A*

*	Security type listed and respective valuation methodology and unobservable input, represents only one investment.
**	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of April 30, 2025.
***	Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of April 30, 2025.
The significant unobservable inputs used in the fair value measurement of each Fund's securities are revenue and EBITDA multiples, discount rates, and the probability of  success of  certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of  success result in lower fair value measurements.  For the period ended April 30, 2025, there were no changes in valuation methodology on Level 3 investments.
NOTE 10 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about  credit-risk-related contingent features in derivative agreements.
There were no derivative instruments held by the Funds throughout the period or as of April 30, 2025.
NOTE 11 — Principal Risks:

Alger Capital Appreciation Institutional Fund — Investing in the stock market involves risks, including the potential loss of  principal. The value of  these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of  Fund dividends and distributions.  Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of  assets may be invested in securities of  companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger Focus Equity Fund — Investing in the stock market involves risks, including the potential loss of  principal. The value of  these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of  Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of  assets may be invested in securities of  companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Foreign securities involve

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Assets may be focused in a small number of  holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger Mid Cap Growth Institutional Fund — Investing in the stock market involves risks, including the potential loss of  principal. The value of  these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of  Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of  assets may be invested in securities of  companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger Small Cap Growth Institutional Fund — Investing in the stock market involves risks, including the potential loss of  principal. The value of  these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of  Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of  assets may be invested in securities of  companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of  small and medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Private placements are offerings of a company’s securities not registered with the SEC and not offered to the public, for which limited information may be available. Such investments are generally considered to be

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

illiquid. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
NOTE 12 — Affiliated Securities:

During the six months ended April 30, 2025, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the six months ended April 30, 2025 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at April 30, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at April 30, 2025
Alger Capital Appreciation Institutional Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(662,724)	$2,009,205
Total	—	—	—	—	$—	$—	$(662,724)	$2,009,205

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at April 30, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at April 30, 2025
Alger Mid Cap Growth Institutional Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(118,536)	$359,370
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(48,492)	147,015
Total	—	—	—	—	$—	$—	$(167,028)	$506,385

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at April 30, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at April 30, 2025
Alger Small Cap Growth Institutional Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(274,788)	$833,085
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(70,044)	212,355
Total	—	—	—	—	$—	$—	$(344,832)	$1,045,440

[1]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the period ended
April 30, 2025.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 13 — Subsequent Events:

Management of each Fund has evaluated events that have occurred subsequent to April 30, 2025, through the issuance date of the Financial Statements. No material events, with the exception of the below, have been identified which require recognition and/or disclosure.
The Board approved, subject to shareholder approval, a proposal to change the Alger Focus Equity Fund from a “diversified company” to a “non-diversified company” and to eliminate the Fund’s related fundamental investment policy on diversification (the “Proposal”). A meeting of shareholders of the Fund was scheduled for May 5, 2025, to vote on the Proposal, but was first adjourned until June 16, 2025 and then until August 1, 2025 because there was not a quorum of shareholders to hold a vote.

THE ALGER INSTITUTIONAL FUNDS
OTHER INFORMATION (Unaudited)

Proxy Voting Policies

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Funds' website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.
The Funds file their complete schedules of portfolio holdings with the SEC semi-annually in financial statements on Form N-CSR and after the first and third fiscal quarters as an exhibit to its reports on Form N-PORT. The Funds' Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Funds make publicly available their month-end top 10 holdings with a 10 day lag and their month-end full portfolio with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these third parties to confirm that they understand the Funds' policies and procedures regarding such disclosure. These agreements must be approved by the Trust's Chief Compliance Officer.
The Board periodically reviews a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such

THE ALGER INSTITUTIONAL FUNDS
OTHER INFORMATION (Unaudited) (Continued)

disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Funds and its shareholders.
In addition to material the Funds routinely provides to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds.
Such information may include, but not be limited to, relative weightings and characteristics of the a Fund versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Funds at (800) 992-3863 to obtain such information.

THE ALGER INSTITUTIONAL FUNDS

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the series of The Alger Institutional Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund’s investment policies, fees and expenses as well as other pertinent information.

Inspired by Change, Driven by Growth.

AIFSAR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee fees” and “Investment advisory fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not Applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

  Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

  Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

  Not applicable.

 ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

  There have been no material changes to these procedures.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

  Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

  Not applicable.

ITEM 19. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.

  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	June 23, 2025

By:	/s/ Michael D. Martins
Name:	Michael D. Martins
Title:	Principal Financial Officer
Date:	June 23, 2025